Nuveen Kansas Municipal Bond Fund
Portfolio of Investments February 29, 2024
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 97.9%
X 201,595,249
MUNICIPAL BONDS - 94.4%   X 201,595,249
Consumer Staples - 4.0%
$ 4,080 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement
Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1,
3.000%, 6/01/48
6/30 at 100.00 $ 3,121,969
1,325 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds,
Refunding Series 2002, 5.500%, 5/15/39
4/24 at 100.00 1,328,746
915 Guam Economic Development & Commerce Authority, Tobacco Settlement
Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32
3/24 at 100.00 914,986
510 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Series 2016A-1, 5.625%, 6/01/35
No Opt. Call 524,209
300 Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement
Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 305,715
2,510 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 2,271,301
Total Consumer Staples 8,466,926
Education and Civic Organizations - 4.5%
Kansas City Kansas Community College, Wyandotte County, Kansas, Auxiliary
Enterprise System Revenue Bonds, Series 2021:
4,500 4.000%, 9/01/47 9/30 at 100.00 4,202,235
2,000 4.000%, 9/01/52 9/30 at 100.00 1,808,913
250 Kansas Development Finance Authority, Revenue Bonds, Kansas State
University Projects, Series 2016A, 4.000%, 3/01/27
3/24 at 100.00 250,095
1,000 (c) Topeka, Kansas, Economic Development Revenue Bonds, YMCA Project,
Refunding Series 2011A, 6.500%, 9/01/32
4/24 at 100.00 220,000
3,135 Washburn University of Topeka, Kansas, Revenue Bonds, Series 2015A,
5.000%, 7/01/35
7/25 at 100.00 3,187,815
Total Education and Civic Organizations 9,669,058
Health Care - 8.5%
385 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/39
8/29 at 100.00 407,708
Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson Regional
Medical Center, Inc., Series 2016:
440 5.000%, 12/01/29 12/26 at 100.00 436,813
445 5.000%, 12/01/30 12/26 at 100.00 441,330
50 5.000%, 12/01/31 12/26 at 100.00 49,446
1,075 5.000%, 12/01/36 12/26 at 100.00 1,060,574
400 5.000%, 12/01/41 12/26 at 100.00 368,708
875 Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence
Health Network, Series 2016C, 5.000%, 2/15/36
2/27 at 100.00 907,115
Kansas Development Finance Authority, Hospital Revenue Bonds, Advent
Health Obligated Group, Series 2021B:
285 5.000%, 11/15/54, (Mandatory Put 11/15/28) No Opt. Call 307,991
740 5.000%, 11/15/54, (Mandatory Put 11/15/31) No Opt. Call 838,643
Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital,
Series 2018A:
305 5.000%, 7/01/43 7/28 at 100.00 315,479
5,000 5.000%, 7/01/48 7/28 at 100.00 5,125,373
Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds,
Advent Health Obligated Group, Series 2021C:
270 5.000%, 11/15/52, (Mandatory Put 11/15/26) No Opt. Call 282,729
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental
Control Facilities Financing Authority, Hospital Revenue Bonds, (Hospital
Auxilio Mutuo Obligated Group Project, Refunding Series 2021:
920 5.000%, 7/01/27 No Opt. Call 956,460
295 5.000%, 7/01/29 No Opt. Call 314,751

Nuveen Kansas Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU
Health System, Refunding & Improvement Series 2015:
$ 2,000 4.000%, 9/01/40 9/25 at 100.00 $ 1,959,108
500 5.000%, 9/01/45 9/25 at 100.00 506,246
University of Kansas Hospital Authority, Health Facilities Revenue Bonds,
University of Kansas Health System, Series 2017A:
1,580 4.000%, 3/01/42 3/27 at 100.00 1,522,634
2,250 5.000%, 3/01/47 3/27 at 100.00 2,300,742
Total Health Care 18,101,850
Housing/Multifamily - 1.4%
3,000 Wichita, Kansas, Multifamily Housing Revenue Bonds, Wichita Senior
Housing, Series 2021-IV, 0.510%, 11/01/25, (Mandatory Put 11/01/24)
No Opt. Call 2,912,914
Total Housing/Multifamily 2,912,914
Industrials - 0.6%
1,415 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
4/24 at 100.00 1,402,942
Total Industrials 1,402,942
Long-Term Care - 2.2%
2,500 Kansas Development Finance Authority Revenue Bonds, Village Shalom
Project, Series 2018A, 5.250%, 11/15/53
3/24 at 103.75 1,775,371
2,715 Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian Manors,
Series 2013IV-A, 6.375%, 5/15/43
4/24 at 100.00 2,406,454
665 Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian Manors,
Series 2014IV-A, 5.625%, 5/15/44
5/24 at 100.00 533,901
Total Long-Term Care 4,715,726
Tax Obligation/General - 29.5%
Allen County Unified School District 257 Iola, Kansas, General Obligation
Bonds, School Building Series 2019A:
1,120 4.000%, 9/01/33 - BAM Insured 9/28 at 100.00 1,159,312
1,150 4.000%, 9/01/34 - BAM Insured 9/28 at 100.00 1,189,259
1,000 3.000%, 9/01/38 - BAM Insured 9/28 at 100.00 904,873
1,000 Butler County Unified School District 490, Kansas, General Obligation Bonds,
Refunding Series 2016A, 4.000%, 9/01/35 - BAM Insured
9/26 at 100.00 1,018,899
3,000 Butler County Unified School District 490, Kansas, General Obligation Bonds,
School Building Series 2016B, 4.000%, 9/01/43 - BAM Insured
9/26 at 100.00 2,977,302
100 Douglas County Unified School District 497, Kansas, General Obligation
Bonds, Series 2017A, 3.125%, 9/01/37
9/27 at 100.00 93,687
500 Geary County Unified School District 475, Kansas, General Obligation Bonds,
Refunding Series 2021B, 3.000%, 9/01/43
9/31 at 100.00 411,706
5,000 Harvey County Unified School District 460, Hesston, Kansas, General
Obligation Bonds, Series 2022, 5.000%, 9/01/52 - BAM Insured
9/31 at 100.00 5,300,087
2,500 Johnson County Unified School District 229, Blue Valley, Kansas, General
Obligation Bonds, School Series 2020A, 2.500%, 10/01/39
10/30 at 100.00 2,034,132
Johnson County Unified School District 229, Blue Valley, Kansas, General
Obligation Bonds, School Series 2022A:
2,070 5.000%, 10/01/28 No Opt. Call 2,286,254
1,610 5.000%, 10/01/31 No Opt. Call 1,882,243
1,490 Johnson County Unified School District 231 Gardner Edgerton, Kansas,
General Obligation Bonds, Refunding & Improvement Series 2016A, 5.000%,
10/01/33
10/25 at 100.00 1,523,443
3,585 Johnson County Unified School District 512, Shawnee Mission, Kansas,
General Obligation Bonds, Improvement Series 2023A, 5.000%, 10/01/40
10/33 at 100.00 4,060,122
10,000 Johnson County Unified School District 512, Shawnee Mission, Kansas,
General Obligation Bonds, Refunding & Improvement Series 2021A, 3.000%,
10/01/41
10/30 at 100.00 8,713,946
500 Johnson County, Kansas, General Obligation Bonds, General Improvement
Series 2016A, 5.000%, 9/01/24
No Opt. Call 504,345
5,000 Johnson County, Kansas, General Obligation Bonds, Internal Improvement
Series 2018A, 4.000%, 9/01/34
9/27 at 100.00 5,121,413

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 1,290 Johnson/Miami County Unified School District 230 Spring Hill, Kansas,
General Obligation Bonds, Improvement Series 2016B, 4.000%, 9/01/33
9/26 at 100.00 $ 1,308,165
620 Johnson/Miami County Unified School District 230 Spring Hill, Kansas,
General Obligation Bonds, Refunding Series 2016, 5.000%, 9/01/26
No Opt. Call 651,698
1,000 Johnson/Miami County Unified School District 230 Spring Hill, Kansas,
General Obligation Bonds, Series 2018A, 5.000%, 9/01/34
9/27 at 100.00 1,087,164
1,000 Leavenworth County Unified School District 464, Tonganoxie, Kansas,
General Obligation Bonds, Refunding & Improvement Series 2019A, 4.000%,
9/01/45
9/27 at 100.00 968,071
500 Linn County Unified School District 362, Kansas, General Obligation Bonds,
Series 2020, 3.000%, 9/01/35
9/28 at 100.00 501,468
Reno County, Kansas, General Obligation Bonds, Refunding & Improvement
Series 2021:
205 3.000%, 9/01/31 9/28 at 100.00 203,003
200 3.000%, 9/01/34 9/28 at 100.00 192,661
1,130 Riley County Unified School District 383, Manhattan-Ogen, Kansas, General
Obligation Bonds, Refunding Series 2016, 4.000%, 9/01/29
9/26 at 100.00 1,157,826
Saline County, Kansas, General Obligation Bonds, Sales Tax Series 2021B:
2,530 3.000%, 9/01/33 9/30 at 100.00 2,450,337
500 2.000%, 9/01/34 9/30 at 100.00 424,734
465 Sedgwick County Unified School District 262, Kansas, General Obligation
Bonds, Refunding Series 2017, 4.000%, 9/01/30 - BAM Insured
9/26 at 100.00 479,883
Sedgwick County Unified School District 266 Maize, Harvey County, Kansas,
General Obligation Bonds, Series 2019A:
1,325 4.000%, 9/01/30 9/27 at 100.00 1,367,111
1,650 4.000%, 9/01/31 9/27 at 100.00 1,696,196
500 4.000%, 9/01/32 9/27 at 100.00 513,847
1,250 Wabaunsee County Unified School District 330 Mission Valley, Kansas,
General Obligation Bonds, Series 2022, 5.500%, 9/01/47 - BAM Insured
9/31 at 100.00 1,383,775
Wichita, Kansas, General Obligation Bonds, Airport Series 2015C:
2,000 5.000%, 12/01/39, (AMT) 12/25 at 100.00 2,022,817
500 4.250%, 12/01/44, (AMT) 12/25 at 100.00 490,277
Wyandotte County Unified School District 203, Piper, Kansas, General
Obligation Bonds, Improvement Series 2018A:
1,000 5.000%, 9/01/40 9/28 at 100.00 1,059,596
1,000 5.000%, 9/01/41 9/28 at 100.00 1,056,997
1,000 4.000%, 9/01/48 9/28 at 100.00 944,450
200 Wyandotte County/Kansas City Unified Government, Kansas, General
Obligation Bonds, Improvement Series 2015A, 3.000%, 8/01/28
8/24 at 100.00 195,595
Wyandotte County/Kansas City Unified Government, Kansas, General
Obligation Bonds, Improvement Series 2020A:
1,515 3.000%, 8/01/30 - BAM Insured 8/28 at 100.00 1,452,923
2,395 3.000%, 8/01/31 - BAM Insured 8/28 at 100.00 2,286,185
Total Tax Obligation/General 63,075,802
Tax Obligation/Limited - 20.4%
Dodge City, Kansas, Sales Tax Revenue Bonds, Refunding Series 2016:
500 5.000%, 6/01/28 - AGM Insured 6/27 at 100.00 532,430
1,380 5.000%, 6/01/29 - AGM Insured 6/27 at 100.00 1,470,181
2,295 5.000%, 6/01/30 - AGM Insured 6/27 at 100.00 2,446,158
1,320 5.000%, 6/01/31 - AGM Insured 6/27 at 100.00 1,407,469
Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
1,000 5.000%, 11/15/34 11/25 at 100.00 1,018,489
1,000 5.000%, 11/15/39 11/25 at 100.00 1,011,068
Guam Government, Limited Obligation Section 30 Revenue Bonds, Series
2016A:
2,000 5.000%, 12/01/25 No Opt. Call 2,036,783
1,000 5.000%, 12/01/30 12/26 at 100.00 1,028,677
1,000 5.000%, 12/01/32 12/26 at 100.00 1,029,257
2,275 5.000%, 12/01/33 12/26 at 100.00 2,339,761
1,250 5.000%, 12/01/46 12/26 at 100.00 1,229,920

Nuveen Kansas Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 2,630 Johnson County Community College, Kansas, Certificates of Participation,
Series 2017, 4.000%, 10/01/28
10/26 at 100.00 $ 2,702,494
Kansas Department of Transportation, Highway Revenue Bonds, Series
2015B:
1,000 5.000%, 9/01/29 9/25 at 100.00 1,027,979
1,500 5.000%, 9/01/35 9/25 at 100.00 1,534,253
2,240 Kansas Department of Transportation, Highway Revenue Bonds, Series
2017A, 5.000%, 9/01/33
9/27 at 100.00 2,386,663
1,000 Kansas Development Finance Authority, Kansas, Revenue Bonds, State of
Kansas Projects, Refunding Series 2019F, 3.000%, 11/01/33
11/27 at 100.00 985,453
Kansas Development Finance Authority, Kansas, Sales Tax Revenue Bonds,
K-State Olathe Innovation Campus Inc., Series 2019H-1:
1,170 4.000%, 9/01/30 9/27 at 100.00 1,203,272
1,350 3.000%, 9/01/34 9/27 at 100.00 1,316,248
7,735 Overland Park Development Corporation, Kansas, Revenue Bonds,
Convention Center Hotel, Refunding & improvement Series 2019, 5.000%,
3/01/44
3/29 at 100.00 7,742,811
Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community
Improvement District No. 1 Project, Series 2012B:
200 (c) 0.000%, 12/15/29 4/24 at 100.00 100,000
200 (c) 0.000%, 12/15/34 4/24 at 100.00 100,000
2,775 (c) Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds,
Prairiefire at Lionsgate Project, Series 2012, 6.000%, 12/15/32
4/24 at 100.00 1,193,250
335 Ozawkie Kansas, General Obligation Refunding Bonds, Series 2020, 3.000%,
9/01/39
9/27 at 100.00 309,922
1,895 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32 - AGM Insured
4/24 at 100.00 1,907,304
1,415 Wyandotte County/Kansas City Unified Government, Kansas, Community
Improvement District Sales Tax Revenue Bonds, Legends Appartments
Garage & West Lawn Project, Series 2018, 4.500%, 6/01/40
12/26 at 100.00 1,343,115
Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Kansas International Speedway Corporation
Project, Refunding Series 2014:
1,370 5.000%, 12/01/25 12/24 at 100.00 1,386,111
1,260 5.000%, 12/01/26 12/24 at 100.00 1,276,402
1,175 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series
2015, 5.750%, 9/01/32
9/25 at 100.00 1,125,863
345 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Revenue Bonds, Kansas International Speedway
Corporation, Series 1999, 0.000%, 12/01/27
No Opt. Call 297,012
Total Tax Obligation/Limited 43,488,345
Transportation - 4.0%
1,120 Colorado High Performance Transportation Enterprise, C-470 Express Lanes
Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/51
12/24 at 100.00 1,122,974
Kansas State Turnpike Authority, Turnpike Revenue Bonds, Refunding Series
2019A:
1,065 5.000%, 9/01/31 9/29 at 100.00 1,200,729
1,100 5.000%, 9/01/38 9/29 at 100.00 1,210,542
1,000 Kansas State Turnpike Authority, Turnpike Revenue Bonds, Refunding Series
2020A, 3.000%, 9/01/26
No Opt. Call 1,000,251
New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series
2016A:
2,500 5.000%, 7/01/34, (AMT) 7/24 at 100.00 2,504,681
1,515 5.000%, 7/01/46, (AMT) 7/24 at 100.00 1,506,871
Total Transportation 8,546,048

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. Guaranteed - 4.0% (d)
$ 1,500 Coffeyville, Kansas, Electric Utility System Revenue Bonds, Series 2015B,
5.000%, 6/01/42, (Pre-refunded 6/01/25), 144A
6/25 at 100.00 $ 1,529,245
1,250 Johnson County Unified School District 512, Shawnee Mission, Kansas,
General Obligation Bonds, Refunding & Improvement Series 2015A, 5.000%,
10/01/34, (Pre-refunded 10/01/25)
10/25 at 100.00 1,289,926
Kansas Development Finance Authority, Hospital Revenue Bonds, Advent
Health Obligated Group, Series 2021B:
40 5.000%, 11/15/54, (Pre-refunded 11/15/28) 11/28 at 100.00 43,808
Leavenworth County Unified School District 453, Kansas, General Obligation
Bonds, Series 2018A:
365 4.000%, 9/01/37, (Pre-refunded 9/01/26) 9/26 at 100.00 375,209
2,155 4.000%, 9/01/38, (Pre-refunded 9/01/26) 9/26 at 100.00 2,215,276
Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds,
Advent Health Obligated Group, Series 2021C:
15 5.000%, 11/15/52, (Pre-refunded 11/15/26) No Opt. Call 15,811
2,000 Sedgwick County Unified School District 260, Kansas, General Obligation
Bonds, Refunding & School Building Series 2018B, 5.000%, 10/01/40, (Pre-
refunded 10/01/26)
10/26 at 100.00 2,107,821
1,000 Wyandotte County Unified School District 500, Kansas, General Obligation
Bonds, Improvement Series 2016A, 4.125%, 9/01/37, (Pre-refunded 9/01/26)
9/26 at 100.00 1,032,176
Total U.S. Guaranteed 8,609,272
Utilities - 15.3%
130 California Pollution Control Financing Authority, Water Furnishing Revenue
Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012,
5.000%, 11/21/45, (AMT), 144A
7/24 at 100.00 130,070
Chisholm Creek Utility Authority, Kansas, Water and Wastewater Facilities
Revenue Bonds, Bel Aire & Park Cities, Kansas Project, Refunding Series 2017:
600 5.000%, 9/01/27 - AGM Insured No Opt. Call 640,191
1,135 4.000%, 9/01/29 - AGM Insured 9/27 at 100.00 1,171,705
100 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/35
7/24 at 100.00 100,459
1,750 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2013, 5.000%, 7/01/28
4/24 at 100.00 1,751,883
Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016:
370 5.000%, 7/01/36 7/26 at 100.00 380,598
2,580 5.000%, 1/01/46 7/26 at 100.00 2,616,560
2,000 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 2,063,632
3,750 Guam Power Authority, Revenue Bonds, Refunding Series 2017A, 5.000%,
10/01/40
10/27 at 100.00 3,844,900
Guam Power Authority, Revenue Bonds, Series 2014A:
1,000 5.000%, 10/01/32 10/24 at 100.00 1,009,856
1,000 5.000%, 10/01/33 10/24 at 100.00 1,009,800
Kansas Municipal Energy Agency, Power Project Revenue Bonds, Dogwood
Project, Series 2018A:
1,000 5.000%, 4/01/33 - BAM Insured 4/26 at 100.00 1,037,893
1,000 5.000%, 4/01/34 - BAM Insured 4/26 at 100.00 1,038,301
1,000 5.000%, 4/01/35 - BAM Insured 4/26 at 100.00 1,038,301
Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
National Series 2007VV:
2,480 5.250%, 7/01/27 - AGM Insured No Opt. Call 2,486,552
1,065 5.250%, 7/01/31 - AGM Insured No Opt. Call 1,066,842
480 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR,
5.000%, 7/01/28 - AGC Insured
4/24 at 100.00 479,966
Salina, Kansas, Water and Sewer System Revenue Bonds, Refunding Series
2019A:
475 3.000%, 10/01/28 10/26 at 100.00 467,172
355 3.000%, 10/01/29 10/26 at 100.00 350,660
780 3.000%, 10/01/30 10/26 at 100.00 769,199
580 3.000%, 10/01/31 10/26 at 100.00 570,634

Nuveen Kansas Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
Topeka, Kansas, Utility Revenue Bonds, Refunding & Improvement Series
2021A:
$ 785 4.000%, 8/01/30 - BAM Insured 8/29 at 100.00 $ 831,625
740 4.000%, 8/01/31 - BAM Insured 8/29 at 100.00 781,524
1,595 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Series 2007B, 5.000%, 7/01/31
4/24 at 100.00 1,515,037
1,105 Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Refunding Series
2017B, 5.000%, 10/01/26
No Opt. Call 1,167,109
2,000 Wyandotte County/Kansas City Unified Government, Kansas, Utility System
Revenue Bonds, Refunding & Improvement Series 2014A, 5.000%, 9/01/44
9/24 at 100.00 2,004,667
2,250 Wyandotte County-Kansas City Unified Government, Kansas, Utility System
Revenue Bonds, Improvement Series 2016A, 5.000%, 9/01/40
9/25 at 100.00 2,281,230
Total Utilities 32,606,366
Total Municipal Bonds
(cost $211,666,725) 201,595,249
Shares Description (a) Value
X 7,559,415
COMMON STOCKS - 3.5%   X 7,559,415
Utilities - 3 .5%
89,726 (e),(f) Energy Harbor Corp $ 7,559,415
Total Utilities 7,559,415
Total Common Stocks
(cost $2,547,413) 7,559,415
Total Long-Term Investments
(cost $214,214,138) 209,154,664
Other Assets & Liabilities, Net - 2.1% 4,407,888
Net Assets - 100% $ 213,562,552
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 201,595,249 $ – $ 201,595,249
Common Stocks – 7,559,415 – 7,559,415
Total
$ – $ 209,154,664 $ – $ 209,154,664

(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) On March 1, 2024, Vistra Corp. (“Vistra”) completed its acquisition of Energy Harbor Corp (“ENGH”).  ENGH has been merged into a newly formed subsidiary of Vistra, Vistra Vision.  In connection with the transaction, holders of ENGH common stock received a combination of cash
and membership interests in Vistra Vision.   These Vistra Vision interests were issued in a private transaction and may have reduced secondary market liquidity.
(f) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax

Nuveen Kentucky Municipal Bond Fund
Portfolio of Investments February 29, 2024
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 102.3%
X 252,358,334
MUNICIPAL BONDS - 102.3%   X 252,358,334
Education and Civic Organizations - 18.6%
$ 155 Campbellsville, Kentucky, Industrial Building Revenue Bonds, Campbellsville
University Project, Series 2017, 5.000%, 3/01/39
3/27 at 100.00 $ 150,075
Kentucky Bond Development Corporation, Educational Facilities Revenue
Bonds, City of Danville, Centre College Project, Series 2021:
4,700 4.000%, 6/01/46 6/31 at 100.00 4,484,687
4,200 4.000%, 6/01/51 6/31 at 100.00 3,871,779
Kentucky Bond Development Corporation, Educational Facilities Revenue
Bonds, City of Stamping Ground, Transylvania University Project, Refunding
Series 2021A:
1,040 4.000%, 3/01/46 3/30 at 100.00 931,074
705 4.000%, 3/01/49 3/30 at 100.00 615,824
Kentucky Economic Development Finance Authority, Revenue Bonds, Next
Generation Kentucky Information Highway Project, Senior Series 2015A:
2,000 5.000%, 7/01/33 7/25 at 100.00 2,023,888
5,320 5.000%, 7/01/40 7/25 at 100.00 5,340,386
2,500 5.000%, 1/01/45 7/25 at 100.00 2,502,972
400 Kentucky Higher Education Student Loan Corporation, Student Loan Revenue
Bonds, Senior Series 2014A, 5.000%, 6/01/24, (AMT)
No Opt. Call 401,084
Kentucky Higher Education Student Loan Corporation, Student Loan Revenue
Bonds, Senior Series 2021A-1:
500 5.000%, 6/01/31, (AMT) No Opt. Call 536,366
1,450 2.125%, 6/01/32, (AMT) 6/31 at 100.00 1,270,167
Kentucky Higher Education Student Loan Corporation, Student Loan Revenue
Bonds, Series 2019A:
1,000 5.000%, 6/01/28, (AMT) No Opt. Call 1,050,871
700 5.000%, 6/01/29, (AMT) No Opt. Call 743,379
Kentucky State University, Certificates of Participation, Series 2021:
500 4.000%, 11/01/41 - BAM Insured 11/31 at 100.00 504,368
3,025 4.000%, 11/01/51 - BAM Insured 11/31 at 100.00 2,900,957
2,850 4.000%, 11/01/56 - BAM Insured 11/31 at 100.00 2,707,856
Louisville-Jefferson County Metro Government, Kentucky, Revenue Bonds,
Bellarmine University Inc Project, Refunding & Improvement Series 2015:
1,790 5.000%, 5/01/31 5/25 at 100.00 1,719,082
1,210 5.000%, 5/01/40 5/25 at 100.00 1,060,779
Murray State University, Kentucky, General Receipts Bonds, Series 2015A:
1,125 5.000%, 3/01/26 3/25 at 100.00 1,144,260
1,075 5.000%, 3/01/27 3/25 at 100.00 1,092,456
250 University of Kentucky, General Receipts Bonds, Series 2016A, 5.000%,
4/01/32
4/25 at 100.00 253,848
4,535 University of Kentucky, General Receipts Bonds, Series 2018A, 4.000%,
10/01/32
4/26 at 100.00 4,587,075
3,450 University of Louisville, Kentucky, Revenue Bonds, General Reciepts Series
2016D, 5.000%, 3/01/32
9/26 at 100.00 3,590,293
2,500 University of Louisville, Kentucky, Revenue Bonds, Refunding General
Reciepts Series 2016C, 4.000%, 9/01/28
3/26 at 100.00 2,546,747
Total Education and Civic Organizations 46,030,273
Health Care - 20.2%
9,190 Hazard, Kentucky, Healthcare Revenue Bonds, Appalachian Regional
Healthcare Project, Series 2021, 4.000%, 7/01/51
7/31 at 100.00 8,462,442
8,000 Kentucky Bond Development Corporation, Hospital Revenue Bonds, Saint
Elizabeth Medical Center, Inc., Refunding Series 2016, 5.000%, 5/01/39
5/26 at 100.00 8,208,602
3,000 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Baptist Healthcare System Obligated Group, Series 2017B, 5.000%,
8/15/41
8/27 at 100.00 3,081,888

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A:
$ 500 5.250%, 6/01/41 6/27 at 100.00 $ 510,158
2,000 5.000%, 6/01/45 6/27 at 100.00 2,017,969
6,385 Kentucky Economic Development Finance Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 5.000%, 8/01/44
8/29 at 100.00 6,663,189
Kentucky Economic Development Finance Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-2:
100 5.000%, 8/01/37 8/29 at 100.00 106,608
100 5.000%, 8/01/38 8/29 at 100.00 106,092
2,500 5.000%, 8/01/44 8/29 at 100.00 2,608,923
Louisville and Jefferson County Metropolitan Government, Kentucky, Hospital
Revenue Bonds, UofL Health Project, Series 2022A:
1,165 5.000%, 5/15/52 5/32 at 100.00 1,214,598
4,500 5.000%, 5/15/52 - AGM Insured 5/32 at 100.00 4,745,490
2,000 Louisville/Jefferson County Metro Government, Kentucky, Health System
Revenue Bonds, Norton Healthcare, Inc., Series 2023A, 5.000%, 10/01/42
10/33 at 100.00 2,169,457
2,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-Calloway County
Public Hospital Corporation Project, Refunding Series 2016, 5.000%, 8/01/37
8/26 at 100.00 2,029,634
Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-Warren
County Community Hospital Corporation, Refunding Series 2021A:
600 5.000%, 4/01/24 No Opt. Call 600,611
600 5.000%, 4/01/25 No Opt. Call 610,390
500 5.000%, 4/01/26 No Opt. Call 518,772
500 5.000%, 4/01/27 No Opt. Call 530,045
Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-Warren
County Community Hospital Corporation, Series 2012A:
1,980 5.000%, 10/01/33 4/24 at 100.00 1,981,519
2,000 5.000%, 10/01/37 4/24 at 100.00 2,001,349
1,500 Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-Warren
County Community Hospital Corporation, Series 2024, 5.250%, 4/01/54
4/34 at 100.00 1,643,117
Total Health Care 49,810,853
Materials - 0.5%
1,180 Henderson, Kentucky, Facilities Revenue Bonds, Pratt Paper LLC Project,
Series 2022A, 4.700%, 1/01/52, (AMT)
1/32 at 100.00 1,147,778
Total Materials 1,147,778
Tax Obligation/General - 4.1%
Louisville and Jefferson County Metropolitan Government, Kentucky, General
Obligation Bonds, Series 2023A:
3,000 5.000%, 12/01/39 12/33 at 100.00 3,491,668
5,685 5.000%, 12/01/40 12/33 at 100.00 6,587,591
Total Tax Obligation/General 10,079,259
Tax Obligation/Limited - 35.6%
1,250 Barren County School District Finance Corporation, Kentucky, School
Building Revenue Bonds, Series 2015, 5.000%, 8/01/24
No Opt. Call 1,257,040
3,500 Christian County School District Finance Corporation, Kentucky, School
Building Revenue Bonds, Series 2023, 4.500%, 10/01/53 - AGM Insured
10/33 at 100.00 3,607,974
3,000 Kentucky Bond Development Corporation, Kentucky, Industrial Building
Revenue Bonds, Kentucky Communications Network Authority, Series 2019,
5.000%, 9/01/49 - BAM Insured
3/30 at 100.00 3,152,256
Kentucky Bond Development Corporation, Transient Room Tax Revenue
Bonds, Lexington Center Corporation Project, Series 2018A:
3,500 5.000%, 9/01/43 9/28 at 100.00 3,641,633
10,400 5.000%, 9/01/48 9/28 at 100.00 10,788,288
Kentucky Economic Development Finance Authority, Louisville Arena Project
Revenue Bonds, Louisville Arena Authority, Inc., Series 2017A:
13,650 (c) 4.000%, 12/01/41 - AGM Insured, (UB) 12/27 at 100.00 13,554,688
1,000 4.000%, 12/01/41 - AGM Insured 12/27 at 100.00 993,017
4,100 5.000%, 12/01/45 - AGM Insured 12/27 at 100.00 4,270,062

Nuveen Kentucky Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
Kentucky State Property and Buildings Commission, Revenue Bonds, Project
115, Series 2017:
$ 7,000 (c) 5.000%, 4/01/32, (UB) 4/27 at 100.00 $ 7,389,183
6,000 5.000%, 4/01/38 4/27 at 100.00 6,289,174
2,445 Kentucky State Property and Buildings Commission, Revenue Bonds, Project
126, Series 2022A, 5.000%, 5/01/42
5/32 at 100.00 2,682,787
1,930 Kentucky Turnpike Authority, Economic Development Road Revenue Bonds,
Revitalization Project, Refunding Series 2017A, 5.000%, 7/01/33
7/27 at 100.00 2,071,126
5,000 Kentucky Turnpike Authority, Economic Development Road Revenue Bonds,
Revitalization Project, Refunding Series 2017B, 5.000%, 7/01/28
7/27 at 100.00 5,367,229
Logan County School District Finance Corporation, Kentucky, Revenue Bonds,
School Building Series 2023:
2,650 4.125%, 9/01/41 9/33 at 100.00 2,678,268
2,765 4.250%, 9/01/42 9/33 at 100.00 2,795,386
2,870 4.250%, 9/01/43 9/33 at 100.00 2,893,100
1,000 Newport, Kentucky, Special Obligation Revenue Bonds, Newport Clifton
Project, Series 2020B, 5.500%, 12/01/60
12/30 at 100.00 854,011
2,460 Newport, Kentucky, Special Obligation Revenue Bonds, Newport Skypoint
Project, Refunding Series 2023, 5.500%, 9/01/50
3/33 at 100.00 2,335,846
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
1,205 0.000%, 7/01/33 7/28 at 86.06 842,863
1,799 4.500%, 7/01/34 7/25 at 100.00 1,810,637
89 5.000%, 7/01/58 7/28 at 100.00 89,667
1,370 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 1,380,621
4,180 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 4,160,890
3,000 Union Kentucky, Special Obligation Revenue Bonds, Union Promenade
Project, Series 2022B, 5.500%, 12/01/52, 144A
12/32 at 100.00 2,862,450
Total Tax Obligation/Limited 87,768,196
Transportation - 5.6%
Kenton County Airport Board, Kentucky, Airport Revenue Bonds, Cincinnati/
Northern Kentucky International Airport, Refunding Series 2016:
1,635 5.000%, 1/01/25 No Opt. Call 1,659,062
1,750 5.000%, 1/01/31 1/26 at 100.00 1,805,790
1,210 5.000%, 1/01/33 1/26 at 100.00 1,248,183
4,320 Kenton County Airport Board, Kentucky, Airport Revenue Bonds, Cincinnati/
Northern Kentucky International Airport, Series 2019, 5.000%, 1/01/49
1/29 at 100.00 4,550,495
700 Kentucky Public Transportation Infrastructure Authority, Toll Revenue Bonds,
Downtown Crossing Project, Capital Appreciation First Tier Series 2013B,
0.000%, 7/01/32
7/28 at 76.98 449,215
1,000 Kentucky Public Transportation Infrastructure Authority, Toll Revenue Bonds,
Downtown Crossing Project, Convertible Capital Appreciation First Tier Series
2013C, 6.600%, 7/01/39
7/31 at 100.00 1,150,028
Louisville Regional Airport Authority, Kentucky, Airport System Revenue
Bonds, Refunding Series 2014A:
1,555 5.000%, 7/01/31, (AMT) 7/24 at 100.00 1,558,352
1,500 5.000%, 7/01/32, (AMT) 7/24 at 100.00 1,503,188
Total Transportation 13,924,313
Utilities - 17.7%
5,705 Bowling Green, Kentucky, Water and Sewer Revenue Bonds, Series 2019,
4.000%, 6/01/49 - AGM Insured
6/26 at 100.00 5,480,342
8,300 Carroll County, Kentucky, Environmental Facilities Revenue Bonds, Kentucky
Utilities Company Project, Refunding Series 2006B, 2.125%, 10/01/34, (AMT)
6/31 at 100.00 6,676,302
1,375 Carroll County, Kentucky, Environmental Facilities Revenue Bonds, Kentucky
Utilities Company Project, Refunding Series 2018A, 3.375%, 2/01/26, (AMT)
3/24 at 100.00 1,344,947
3,265 Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving
Fund Revenue Bonds, Series 2018A, 5.000%, 2/01/30
2/28 at 100.00 3,555,402
1,500 Kentucky Municipal Power Agency, Power System Revenue Bonds, Prairie
State Project, Refunding Series 2019A, 4.000%, 9/01/45
9/28 at 100.00 1,368,709

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 3,730 Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer
and Drainage System Revenue Bonds, Refunding Series 2018A, 4.000%,
5/15/37
5/28 at 100.00 $ 3,773,837
Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer
and Drainage System Revenue Bonds, Series 2014A:
795 5.000%, 5/15/27 11/24 at 100.00 805,728
1,785 4.000%, 5/15/40 11/24 at 100.00 1,785,000
2,500 Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer
and Drainage System Revenue Bonds, Series 2023C, 5.000%, 5/15/51
11/33 at 100.00 2,726,571
10,000 Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution
Control Revenue Bonds, Louisville Gas and Electric Company Project, Series
2003A, 2.000%, 10/01/33
4/31 at 100.00 8,185,090
1,900 Owen County, Kentucky, Water Facilities Revenue Bonds, Kentucky-
American Water Company Project, Refunding Series 2020, 3.875%, 6/01/40,
(Mandatory Put 9/01/28)
No Opt. Call 1,921,581
2,000 Paducah, Kentucky, Electric Plant Board Revenue Bonds, Refunding Series
2016A, 5.000%, 10/01/33 - AGM Insured
10/26 at 100.00 2,079,572
5 Paducah, Kentucky, Electric Plant Board Revenue Bonds, Series 2009A,
5.250%, 10/01/35 - AGC Insured
3/24 at 100.00 5,005
Princeton Electric Plant Board, Kentucky, Revenue Bonds, Refunding Series
2015:
685 5.000%, 11/01/25 - AGM Insured 5/25 at 100.00 696,534
1,100 5.000%, 11/01/34 - AGM Insured 5/25 at 100.00 1,121,287
1,635 5.000%, 11/01/37 - AGM Insured 5/25 at 100.00 1,664,211
405 Russellville, Kentucky, Electric Plant Board Electric Revenue Bonds, Refunding
Series 2015A, 5.000%, 8/01/24 - BAM Insured
No Opt. Call 407,544
Total Utilities 43,597,662
Total Municipal Bonds
(cost $261,371,623) 252,358,334
Total Long-Term Investments
(cost $261,371,623) 252,358,334
Floating Rate Obligations - (6.7)%   (16,520,000)
Other Assets & Liabilities, Net - 4.4% 10,948,516
Net Assets - 100% $ 246,786,850

Nuveen Kentucky Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 252,358,334 $ – $ 252,358,334
Total
$ – $ 252,358,334 $ – $ 252,358,334
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Nuveen Michigan Municipal Bond Fund
Portfolio of Investments February 29, 2024
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 98.3%
X 224,101,153
MUNICIPAL BONDS - 98.3%   X 224,101,153
Consumer Staples - 0.9%
$ 1,965 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2006
Sold Tobacco Receipts Senior Current Interest Series 2020A-2, 5.000%,
6/01/40
12/30 at 100.00 $ 2,065,764
Total Consumer Staples 2,065,764
Education and Civic Organizations - 9.1%
500 Detroit Service Learning Academy, Michigan, Public School Academy
Revenue Bonds, Refunding Series 2021, 4.000%, 7/01/41
7/28 at 103.00 419,346
350 Grand Valley State University, Michigan, General Revenue Bonds, Refunding
Series 2014B, 5.000%, 12/01/28
12/24 at 100.00 353,938
Grand Valley State University, Michigan, General Revenue Bonds, Series 2017:
250 5.000%, 12/01/30 12/24 at 100.00 251,406
250 5.000%, 12/01/32 12/24 at 100.00 251,060
2,670 Michigan State University, General Revenue Bonds, Series 2015A, 5.000%,
8/15/40
8/25 at 100.00 2,711,457
1,835 Michigan State University, General Revenue Bonds, Taxable Series 2019A,
5.000%, 2/15/48
2/29 at 100.00 1,948,470
1,800 Michigan Technological University, General Revenue Bonds, Refunding Series
2015A, 5.000%, 10/01/45
10/25 at 100.00 1,832,080
Michigan Technological University, General Revenue Bonds, Series 2023A:
1,520 5.000%, 10/01/47 - AGM Insured 10/31 at 100.00 1,612,720
1,000 5.250%, 10/01/52 - AGM Insured 10/31 at 100.00 1,067,174
Northern Michigan University, General Revenue Bonds, Series 2018A:
500 5.000%, 12/01/32 6/28 at 100.00 542,944
400 5.000%, 12/01/34 6/28 at 100.00 434,328
5,480 Oakland University, Michigan, General Revenue Bonds, Series 2016, 5.000%,
3/01/47
3/26 at 100.00 5,559,560
2,550 Oakland University, Michigan, General Revenue Bonds, Series 2019, 5.000%,
3/01/50
3/29 at 100.00 2,644,862
515 Saginaw Valley State University, Michigan, General Revenue Bonds,
Refunding Series 2016A, 5.000%, 7/01/35
7/26 at 100.00 534,337
650 Western Michigan University, General Revenue Bonds, Refunding Series
2015A, 5.000%, 11/15/45
5/25 at 100.00 653,612
Total Education and Civic Organizations 20,817,294
Health Care - 7.3%
5,255 Kent Hospital Finance Authority, Michigan, Revenue Bonds, Mary Free Bed
Rehabilitatin Hospital, Series 2021A, 4.000%, 4/01/41
4/31 at 100.00 5,132,916
3,085 Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health
System, Series 2019A, 4.000%, 11/15/50
11/29 at 100.00 2,813,953
3,000 Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health Care,
Series 2019A, 4.000%, 2/15/47
8/29 at 100.00 2,840,978
3,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit
Group, Refunding Series 2016MI-2, 4.000%, 3/01/51
3/32 at 100.00 2,852,721
3,195 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit
Group, Refunding Series 2019MI-1, 4.000%, 12/01/48
No Opt. Call 3,067,308
Total Health Care 16,707,876
Housing/Multifamily - 0.8%
Michigan Housing Development Authority, Rental Housing Revenue Bonds,
Series 2021A:
320 1.050%, 10/01/27 No Opt. Call 292,962
500 1.150%, 4/01/28 No Opt. Call 438,918
720 1.375%, 4/01/29 No Opt. Call 626,471
625 1.600%, 4/01/30 No Opt. Call 540,150
Total Housing/Multifamily 1,898,501

Nuveen Michigan Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Long-Term Care - 0.3%
$ 750 Kentwood Economic Development Corporation, Michigan, Limited
Obligation Revenue Bonds, Holland Home Obligated Group, Refunding
Series 2022, 4.000%, 11/15/43
11/28 at 103.00 $ 600,961
Total Long-Term Care 600,961
Tax Obligation/General - 40.2%
1,350 Ann Arbor Public School District, Washtenaw County, Michigan, General
Obligation Bonds, School Building & Site Series 2015, 5.000%, 5/01/25
No Opt. Call 1,381,444
825 Ann Arbor Public School District, Washtenaw County, Michigan, General
Obligation Bonds, School Building & Site Series 2022, 5.000%, 5/01/42
5/32 at 100.00 918,582
Battle Creek School District, Calhoun County, Michigan, General Obligation
Bonds, Refunding & Site Series 2022:
2,000 4.000%, 5/01/45 5/32 at 100.00 2,003,667
3,000 4.000%, 5/01/47 5/32 at 100.00 2,992,828
1,100 Birmingham Public Schools, Oakland County, Michigan, General Obligation
Bonds, School Building & Site Refunding Series 2023, 5.000%, 5/01/43
5/33 at 100.00 1,202,475
1,000 Bloomfield Hills Schools, Oakland County, Michigan, General Obligation
Bonds, School Building & Site Series 2022, 5.000%, 5/01/48
5/32 at 100.00 1,078,328
2,250 Byron Center Public Schools, Kent County, Michigan, General Obligation
Bonds, School Building & Site Series 2017I, 5.000%, 5/01/43
5/27 at 100.00 2,325,950
1,000 Cadillac Area Public Schools, Counties of Wexford, Osceola and Lake, State
of Michigan  School Building and Site General Obligation Bonds, Refunding
2018, 5.000%, 5/01/36
5/28 at 100.00 1,094,428
Cadillac Area Public Schools, Wexford, Osceola and Lake Counties, Michigan,
General Obligaiton Bonds, Refunding & School Building & Site Series 2019:
875 5.000%, 5/01/41 5/29 at 100.00 952,475
1,310 5.000%, 5/01/43 5/29 at 100.00 1,421,065
500 Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan,
General Obligation Bonds, Refunding Series 2024, 5.000%, 5/01/39
5/33 at 100.00 567,419
1,515 Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan,
General Obligation Bonds, School Building & Site Series 2014, 5.000%,
5/01/39
5/24 at 100.00 1,518,703
1,030 Calhoun County, Michigan, General Obligation Bonds, Limited Tax Series
2023, 5.000%, 4/01/38
4/33 at 100.00 1,154,580
1,275 Cedar Springs Public School District, Kent and Newaygo Counties, Michigan,
General Obligation Bonds, School Building & Site Series 2023-II, 5.000%,
5/01/51
5/33 at 100.00 1,371,950
850 Chelsea School District, Washtenaw and Jackson, Michigan, General
Obligation Bonds, School Building & Site Series 2020-I, 5.000%, 5/01/39
5/30 at 100.00 937,920
1,000 Davison Community Schools, Genesee and Lapeer Counties, Michigan,
General Obligation Bonds, School Building and Site Series 2022-II, 5.000%,
5/01/38
5/32 at 100.00 1,129,411
110 Detroit City School District, Wayne County, Michigan, Unlimited Tax School
Building and Site Improvement Bonds, Series 1998C, 5.250%, 5/01/25
No Opt. Call 111,515
2,000 East Lansing School District, Ingham County, Michigan, General Obligation
Bonds, School Building & Site Series 2017, 5.000%, 5/01/39
5/27 at 100.00 2,101,162
2,075 Elk Rapids Schools, Antrim, Grand Traverse and Kalkaska, Michigan, General
Obligation Bonds, School Building & Site Series 2021-I, 4.000%, 5/01/50
5/31 at 100.00 1,990,136
1,560 Gerald R. Ford International Airport Authority, Kent County, Michigan,
Revenue Bonds, Limited Tax General Obligation Series 2021, 5.000%,
1/01/39, (AMT)
1/32 at 100.00 1,700,736
Grand Rapids Public Schools, Kent County, Michigan, General Obligation
Bonds, Refunding School Building & Site Series 2016:
4,325 5.000%, 5/01/29 - AGM Insured 5/26 at 100.00 4,486,254
2,055 5.000%, 5/01/38 - AGM Insured 5/26 at 100.00 2,103,545
Grand Rapids Public Schools, Kent County, Michigan, General Obligation
Bonds, School Building & Site Series 2019:
1,500 5.000%, 11/01/35 - AGM Insured 5/29 at 100.00 1,639,662
2,600 5.000%, 11/01/41 - AGM Insured 5/29 at 100.00 2,769,880
1,330 Hemlock Public School District, Saginaw and Midland Counties, Michigan,
General Obligation Bonds, School & Building Site Series 2022I, 5.000%,
5/01/52
5/32 at 100.00 1,433,793

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 1,000 Hudsonville Public Schools, Ottawa and Allegan Counties, Michigan, General
Obligation Bonds, School Building & Site Refunding Series 2023, 5.000%,
5/01/53
5/33 at 100.00 $ 1,069,264
2,040 Hudsonville Public Schools, Ottawa and Allegan Counties, Michigan, General
Obligation Bonds, School Building & Site Series 2020-I, 4.000%, 5/01/45
5/30 at 100.00 2,028,063
3,000 Jackson Public Schools, Jackson County, Michigan, General Obligation
Bonds, School Building & Site Series 2018, 5.000%, 5/01/42
5/28 at 100.00 3,153,142
Kalamazoo County, Michigan, General Obligation Bonds, Juvenile Home
Facilities Series 2017:
500 5.000%, 4/01/26 No Opt. Call 522,258
500 5.000%, 4/01/31 4/27 at 100.00 536,471
380 Kalamazoo Public Schools, Michigan, General Obligation Bonds, School
Building & Site Series 2023-I, 5.000%, 5/01/48 - AGM Insured
5/33 at 100.00 406,934
1,075 Kent County, Michigan, General Obligation Bonds, Limited Tax Series 2015,
5.000%, 1/01/35
1/25 at 100.00 1,089,661
1,750 Lakeview School District, Calhoun County, Michigan, General Obligation
Bonds, School Building & Site Series 2016, 5.000%, 5/01/42
5/26 at 100.00 1,799,387
L'Anse Creuse Public Schools, Macomb County, Michigan, General
Obligation Bonds, Refunding Series 2023:
470 5.000%, 5/01/32 No Opt. Call 547,992
400 5.000%, 5/01/33 No Opt. Call 475,026
185 Lansing Community College, Michigan, General Obligation Bonds, College
Building & Site, Series 2017, 5.000%, 5/01/31
11/27 at 100.00 200,448
Lansing, Ingham and Eaton Counties, Michigan, General Obligation Bonds,
Limited Tax Capital Improvement Series 2023:
2,260 4.250%, 6/01/48 - AGM Insured 6/33 at 100.00 2,208,579
2,225 4.250%, 6/01/53 - AGM Insured 6/33 at 100.00 2,145,408
Marquette, Michigan, General Obligation Bonds, Refunding & Limited
Obligation Series 2017:
230 4.000%, 5/01/25 No Opt. Call 231,946
375 4.000%, 5/01/28 5/27 at 100.00 387,741
550 4.000%, 5/01/29 5/27 at 100.00 568,815
265 4.000%, 5/01/31 5/27 at 100.00 273,349
215 4.000%, 5/01/32 5/27 at 100.00 221,056
1,000 Michigan Finance Authority, Distributable State Aid Revenue Bonds, Charter
County of Wayne Criminal Justice Center Project, Senior Lien Series 2018,
5.000%, 11/01/43
11/28 at 100.00 1,060,237
Michigan Finance Authority, Distributable State Aid Revenue Bonds, Charter
County of Wayne, Second Lien Refunding Series 2020:
2,500 4.000%, 11/01/50 11/30 at 100.00 2,373,242
6,000 4.000%, 11/01/55 11/30 at 100.00 5,548,534
Monroe Public Schools, Monroe County, Michigan, General Obligation
Bonds, School Building & Site Series 2020I:
1,495 5.000%, 5/01/41 5/30 at 100.00 1,618,448
2,465 5.000%, 5/01/45 5/30 at 100.00 2,628,330
Muskegon County, Michigan, General Obligation Water Supply System
Bonds, Refunding Series 2015:
550 5.000%, 11/01/33 11/25 at 100.00 564,901
1,290 5.000%, 11/01/36 11/25 at 100.00 1,322,638
3,050 Rockford Public Schools, Kent County, Michigan, General Obligation Bonds,
School Building & Site Series 2019I, 5.000%, 5/01/42
5/29 at 100.00 3,264,954
1,095 Royal Oak, Oakland County, Michigan, General Obligation Bonds, Taxable
Limited Tax Series 2018, 5.000%, 4/01/43
4/28 at 100.00 1,171,468
580 South Haven Public Schools, Van Buren County, Michigan, General Obligation
Bonds, Refunding Series 2024, 5.000%, 5/01/40 - AGM Insured
5/33 at 100.00 643,306
1,000 South Haven Public Schools, Van Buren County, Michigan, General Obligation
Bonds, School Building & Site, Series 2023II, 5.000%, 5/01/52
5/33 at 100.00 1,075,988
1,915 South Haven Public Schools, Van Buren Couty, Michigan, General Obligation
Bonds, School Building & Site, Series 2014A, 5.000%, 5/01/41 - BAM Insured
5/24 at 100.00 1,919,834
3,270 Walled Lake Consolidated School District, Oakland County, Michigan,
General Obligation Bonds, School Building & Site Series 2019, 5.000%,
5/01/49
5/29 at 100.00 3,437,206

Nuveen Michigan Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 1,365 Walled Lake Consolidated School District, Oakland County, Michigan,
General Obligation Bonds, School Building & Site Series 2020, 5.000%,
5/01/50
5/30 at 100.00 $ 1,449,459
4,000 West Ottawa Public School District, Ottawa County, Michigan, General
Obligation Bonds, School Building & Site Series 2019, 5.000%, 5/01/44
5/29 at 100.00 4,328,461
1,050 Williamston Community School District, Michigan, Unlimited Tax General
Obligation QSBLF Bonds, Series 1996, 5.500%, 5/01/25 - NPFG Insured
No Opt. Call 1,066,066
Total Tax Obligation/General 91,726,520
Tax Obligation/Limited - 17.0%
2,935 Detroit Downtown Development Authority, Michigan, Tax Increment Revenue
Bonds, Catalyst Development Project, Series 2018A, 5.000%, 7/01/48 - AGM
Insured
7/24 at 100.00 2,888,260
1,000 Lansing Township Downtown Development Authority, Ingham County,
Michigan, Tax Increment Bonds, Series 2013A, 5.950%, 2/01/42
4/24 at 103.00 988,356
4,070 Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Regional Convention Facility Authority Local Project, Series
2014H-1, 5.000%, 10/01/39
10/24 at 100.00 4,083,276
3,450 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2015-I, 5.000%, 4/15/38
10/25 at 100.00 3,528,733
1,000 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2019-I, 4.000%, 4/15/54
10/29 at 100.00 966,821
4,000 Michigan State Building Authority, Revenue Bonds, Facilities Program, Series
2021I, 4.000%, 10/15/46
10/31 at 100.00 3,975,663
9,170 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program Series
2020B, 4.000%, 11/15/45
11/30 at 100.00 9,235,668
3,725 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program, Series
2021A, 4.000%, 11/15/46
11/31 at 100.00 3,725,970
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
1,805 0.000%, 7/01/33 7/28 at 86.06 1,262,546
2,690 4.500%, 7/01/34 7/25 at 100.00 2,707,400
1,676 5.000%, 7/01/58 7/28 at 100.00 1,688,567
750 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 755,814
2,960 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 2,946,468
Total Tax Obligation/Limited 38,753,542
Transportation - 4.1%
1,250 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Senior Series 2017A, 5.000%, 12/01/42
12/27 at 100.00 1,296,858
2,000 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2018A, 5.000%, 12/01/36
12/28 at 100.00 2,173,264
Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2021A:
1,830 5.000%, 12/01/39 12/31 at 100.00 2,055,174
3,330 5.000%, 12/01/41 12/31 at 100.00 3,702,715
Total Transportation 9,228,011
U.S. Guaranteed - 2.8% (c)
155 Eastern Michigan University, General Revenue Bonds, Series 2018A, 4.000%,
3/01/44, (Pre-refunded 3/01/28) - AGM Insured
3/28 at 100.00 162,848
720 Michigan Finance Authority, Hospital Revenue Bonds, Beaumont Health
Credit Group, Refunding Series 2015A, 5.000%, 8/01/32, (Pre-refunded
8/01/24)
8/24 at 100.00 724,523
1,875 Michigan Finance Authority, Hospital Revenue Bonds, MidMichigan Health
Credit Group, Refunding Series 2014, 5.000%, 6/01/39, (Pre-refunded
6/01/24)
6/24 at 100.00 1,882,364
560 Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated
Group, Refunding Series 2015, 5.000%, 11/15/45, (Pre-refunded 5/15/25)
5/25 at 100.00 571,744

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. Guaranteed (c) (continued)
$ 3,000 University of Michigan, General Revenue Bonds, Series 2014A, 5.000%,
4/01/44, (Pre-refunded 4/01/24)
4/24 at 100.00 $ 3,003,882
Total U.S. Guaranteed 6,345,361
Utilities - 15.8%
850 Downriver Utility Wastewater Authority, Michigan, Sewer System Revenue
Bonds, Series 2018, 5.000%, 4/01/43 - AGM Insured
4/28 at 100.00 884,581
3,655 Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2018,
5.000%, 1/01/48
1/28 at 100.00 3,816,556
1,250 Grand Rapids, Michigan, Water Supply System Revenue Bonds, Refunding &
Improvement Series 2016, 5.000%, 1/01/41
1/26 at 100.00 1,276,512
1,500 Grand Rapids, Michigan, Water Supply System Revenue Bonds, Refunding &
Improvement Series 2018, 5.000%, 1/01/43
1/28 at 100.00 1,577,416
2,500 Great Lakes Water Authority, Michigan, Sewer Disposal System Revenue
Bonds, Senior Lien Series 2023C, 5.250%, 7/01/53
1/34 at 100.00 2,787,160
170 Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds,
Refunding Senior Lien Series 2023A, 5.000%, 7/01/38
1/34 at 100.00 197,678
1,000 Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds,
Refunding Series 2017A, 5.000%, 7/01/32
7/27 at 100.00 1,071,888
Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds,
Series 2019A:
4,800 5.000%, 7/01/44 7/29 at 100.00 5,121,182
12,435 5.000%, 7/01/48 7/29 at 100.00 13,162,312
1,000 Marquette, Michigan, Electric Utility System Revenue Bonds, Refunding Series
2016A, 5.000%, 7/01/29
7/26 at 100.00 1,034,425
Marquettte, Michigan, Electric Utility System Revenue Bonds, Refunding
Series 2016A:
1,230 5.000%, 7/01/32 7/26 at 100.00 1,267,618
1,000 5.000%, 7/01/33 7/26 at 100.00 1,029,007
Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Water & Sewerage Department Water Supply System Local
Project, Refunding Senior Loan Series 2014D-1:
1,500 5.000%, 7/01/35 - AGM Insured 7/24 at 100.00 1,506,563
1,220 5.000%, 7/01/37 - AGM Insured 7/24 at 100.00 1,224,425
Total Utilities 35,957,323
Total Municipal Bonds
(cost $224,093,241) 224,101,153
Total Long-Term Investments
(cost $224,093,241) 224,101,153
Other Assets & Liabilities, Net - 1.7% 3,872,268
Net Assets - 100% $ 227,973,421

Nuveen Michigan Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 224,101,153 $ – $ 224,101,153
Total
$ – $ 224,101,153 $ – $ 224,101,153
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
AMT Alternative Minimum Tax

Nuveen Missouri Municipal Bond Fund
Portfolio of Investments February 29, 2024
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 97.3%
X 507,684,660
MUNICIPAL BONDS - 97.3%   X 507,684,660
Consumer Staples - 2.4%
$ 3,000 Cape Girardeau County Industrial Development Authority, Missouri, Solid
Waste Disposal Revenue Bonds, Procter & Gamble Products Company
Project, Series 1998, 5.300%, 5/15/28, (AMT)
4/24 at 100.00 $ 3,005,098
8,840 Missouri Development Finance Board, Solid Waste Disposal Revenue Bonds,
Procter and Gamble Inc., Series 1999, 5.200%, 3/15/29, (AMT)
No Opt. Call 9,805,880
Total Consumer Staples 12,810,978
Education and Civic Organizations - 7.3%
1,200 Curators of the University of Missouri, System Facilities Revenue Bonds,
Series 2014A, 4.000%, 11/01/33
11/24 at 100.00 1,197,803
1,000 Health and Educational Facilities Authority of the State of Missouri,
Educational Facilities Revenue Bonds, University of Central Missouri, Series
2018 A, 4.000%, 10/01/38
10/28 at 100.00 995,586
1,025 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Kansas City University of Medicine and Biosciences, Series
2013A, 5.000%, 6/01/33
3/24 at 100.00 1,026,004
2,000 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Kansas City University of Medicine and Biosciences, Series
2017A, 5.000%, 6/01/47
6/27 at 100.00 2,056,530
2,225 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Southeast Missouri State University, Refunding Series 2019,
4.000%, 10/01/35
10/29 at 100.00 2,276,405
3,470 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Southwest Baptist University Project, Series 2012, 5.000%,
10/01/33
4/24 at 100.00 3,470,569
1,000 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Maryville University of St. Louis Project, Series 2015, 5.000%, 6/15/44
6/25 at 100.00 1,005,507
Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint
Louis University, Series 2015A:
3,700 5.000%, 10/01/38 10/25 at 100.00 3,783,047
2,000 4.000%, 10/01/42 10/25 at 100.00 1,994,938
600 Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint
Louis University, Series 2017A, 4.000%, 10/01/36
4/27 at 100.00 612,271
Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint
Louis University, Series 2019A:
9,165 5.000%, 10/01/46 4/29 at 100.00 9,696,237
5,840 4.000%, 10/01/48 4/29 at 100.00 5,689,295
1,150 Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster
University, Refunding Series 2017, 4.000%, 4/01/34
4/27 at 100.00 965,538
Missouri State University, Auxiliary Enterprise System Revenue Bonds, Series
2019A:
500 4.000%, 10/01/33 10/27 at 100.00 516,637
380 4.000%, 10/01/34 10/27 at 100.00 391,354
1,625 Saint Louis Community College District, Saint Louis County, Missouri,
Certificates of Participation, Series 2017, 4.000%, 4/01/36
4/27 at 100.00 1,658,911
1,100 Saline County Industrial Development Authority, Missouri, First Mortgage
Revenue Bonds, Missouri Valley College, Series 2017, 4.500%, 10/01/40
4/24 at 100.00 960,676
Total Education and Civic Organizations 38,297,308
Health Care - 22.7%
675 Barton County, Missouri, Hospital Revenue Bonds, Cox Barton County
Hospital Project, Series 2017B, 3.650%, 7/01/27
3/24 at 100.00 641,215
Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center,
Refunding Series 2016:
1,455 5.000%, 8/01/29 8/26 at 100.00 1,328,567
1,000 5.000%, 8/01/30 8/26 at 100.00 900,807

Nuveen Missouri Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
$ 3,110 Bridgeton Industrial Development Authority, Missouri, Senior Housing
Revenue Bonds, The Sarah Community Project, Refunding Series 2016,
4.000%, 5/01/33
5/25 at 100.00 $ 3,132,831
1,070 Cape Girardeau County Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%, 3/01/33
4/24 at 102.00 1,092,893
Cape Girardeau County Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Southeasthealth, Series 2017A:
1,325 5.000%, 3/01/31 3/27 at 100.00 1,389,181
1,320 5.000%, 3/01/32 3/27 at 100.00 1,382,789
1,645 5.000%, 3/01/36 3/27 at 100.00 1,715,085
2,680 Cape Girardeau County Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Southeasthealth, Series 2021, 4.000%, 3/01/46
3/31 at 100.00 2,555,466
Hannibal Industrial Development Authority, Missouri, Health Facilities
Revenue Bonds, Hannibal Regional Healthcare System, Series 2017:
1,170 4.000%, 10/01/31 10/27 at 100.00 1,175,687
1,220 4.000%, 10/01/32 10/27 at 100.00 1,225,162
3,045 5.000%, 10/01/42 10/27 at 100.00 3,100,539
1,560 Joplin Industrial Development Authority, Missouri, Health Facilities Revenue
Bonds, Freeman Health System, Series 2015, 5.000%, 2/15/35
4/24 at 100.00 1,560,913
8,285 Missouri Health and Education Facilities Authority, Health Facilities Revenue
Bonds, Saint Luke's Health System, Inc., Series 2016, 5.000%, 11/15/35
5/26 at 100.00 8,559,999
1,000 Missouri Health and Education Facilities Authority, Health Facilities Revenue
Bonds, Saint Luke's Health System, Inc., Series 2018A, 5.000%, 11/15/43
5/28 at 100.00 1,041,169
1,000 Missouri Health and Educational Facilities Authority, Health Facilities Revenue
Bonds, BJC Health System, Series 2014, 5.000%, 1/01/44
3/24 at 100.00 1,000,483
12,725 Missouri Health and Educational Facilities Authority, Health Facilities Revenue
Bonds, BJC Health System, Series 2021A, 4.000%, 7/01/46
7/31 at 100.00 12,400,408
9,000 Missouri Health and Educational Facilities Authority, Health Facilities Revenue
Bonds, BJC Health System, Variable Rate Demand Obligation Series 2017D,
4.000%, 1/01/58, (Mandatory Put 1/01/48)
1/28 at 100.00 8,465,314
1,000 Missouri Health and Educational Facilities Authority, Health Facilities Revenue
Bonds, CoxHealth, Fixed Series 2019A, 4.000%, 11/15/49
5/29 at 100.00 958,281
Missouri Health and Educational Facilities Authority, Health Facilities Revenue
Bonds, CoxHealth, Series 2013A:
1,475 5.000%, 11/15/44 4/24 at 100.00 1,475,731
2,980 5.000%, 11/15/48 4/24 at 100.00 2,980,913
Missouri Health and Educational Facilities Authority, Health Facilities Revenue
Bonds, CoxHealth, Series 2015A:
2,035 5.000%, 11/15/33 11/25 at 100.00 2,065,146
4,400 5.000%, 11/15/39 11/25 at 100.00 4,462,493
Missouri Health and Educational Facilities Authority, Health Facilities Revenue
Bonds, Mercy Health, Series 2014F:
845 5.000%, 11/15/45 11/24 at 100.00 849,216
2,300 4.250%, 11/15/48 11/24 at 100.00 2,286,365
Missouri Health and Educational Facilities Authority, Health Facilities Revenue
Bonds, Mercy Health, Series 2017C:
3,500 5.000%, 11/15/42 11/27 at 100.00 3,626,607
3,535 4.000%, 11/15/47 11/27 at 100.00 3,380,929
1,330 Missouri Health and Educational Facilities Authority, Health Facilities Revenue
Bonds, Mercy Health, Series 2018A, 5.000%, 6/01/30
12/28 at 100.00 1,441,677
7,500 Missouri Health and Educational Facilities Authority, Health Facilities Revenue
Bonds, Mercy Health, Series 2020, 4.000%, 6/01/50
6/30 at 100.00 7,122,279
4,000 Missouri Health and Educational Facilities Authority, Health Facilities Revenue
Bonds, Mercy Health, Series 2023, 5.500%, 12/01/48
12/33 at 100.00 4,496,997
8,995 Missouri Health and Educational Facilities Authority, Health Facilities Revenue
Bonds, Mosaic Health System, Series 2019A, 4.000%, 2/15/54
2/29 at 100.00 8,393,308
Missouri Health and Educational Facilities Authority, Health Facilities Revenue
Bonds, Saint Luke's Episcopal & Presbyterian Hospitals, Series 2015B:
1,500 3.500%, 12/01/32 6/25 at 100.00 1,503,236
2,000 5.000%, 12/01/33 6/25 at 100.00 2,036,630
500 3.625%, 12/01/34 6/25 at 100.00 501,203

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
$ 1,100 Missouri Health and Educational Facilities Authority, Health Facilities Revenue
Bonds, Saint Luke's Episcopal & Presbyterian Hospitals, Series 2019, 4.000%,
12/01/35
6/29 at 100.00 $ 1,125,096
Missouri Health and Educational Facilities Authority, Health Facilities Revenue
Bonds, SSM Health Care, Series 2018A:
1,000 4.000%, 6/01/48 6/28 at 100.00 953,134
1,500 5.000%, 6/01/48 6/28 at 100.00 1,544,719
2,000 Missouri Health and Educational Facilities Authority, Health Facilities Revenue
Bonds, SSM Health Care, Series 2022A, 4.000%, 6/01/52
6/32 at 100.00 1,900,293
1,500 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Children's Mercy Hospital, Series 2016, 4.000%, 5/15/34
5/26 at 100.00 1,510,760
795 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Children's Mercy Hospital, Series 2017A, 4.000%, 5/15/48
5/25 at 102.00 762,568
2,000 Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake
Regional Health System, Series 2021, 4.000%, 2/15/51
8/31 at 100.00 1,705,789
Saint Louis County Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Ranken-Jordan Project, Refunding & Improvement
Series 2016:
830 5.000%, 11/15/28 11/25 at 100.00 835,057
2,325 4.000%, 11/15/36 11/25 at 100.00 2,147,737
4,650 5.000%, 11/15/46 11/25 at 100.00 4,612,388
1,035 Stoddard County Industrial Development Authority, Missouri, Health Facility
Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37
4/24 at 102.00 1,057,840
Total Health Care 118,404,900
Housing/Multifamily - 0.2%
1,000 Missouri Housing Development Commission, Multifamily Housing Revenue
Bonds, Shepard Apartments Project, 2013 Series 3, 5.000%, 7/01/45
3/24 at 100.00 1,000,489
Total Housing/Multifamily 1,000,489
Housing/Single Family - 0.2%
465 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series 2017A-2,
3.800%, 11/01/37
11/26 at 100.00 457,568
555 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series 2024A,
4.599%, 11/01/49 , (WI/DD)
5/33 at 100.00 555,437
30 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2015B-2, 3.800%,
11/01/34
5/25 at 100.00 30,031
Total Housing/Single Family 1,043,036
Long-Term Care - 4.5%
900 Kirkwood Industrial Development Authority, Missouri, Retirement Community
Revenue Bonds, Aberdeen Heights Project, Refunding Series 2017A, 5.250%,
5/15/37
5/27 at 100.00 780,339
555 Missouri Health and Educational Facilities Authority, Health Facilities Revenue
Bonds, Bethesda Health Group, Inc., Series 2021, 4.000%, 8/01/41
8/31 at 100.00 443,787
Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran
Senior Services Projects, Series 2014A:
1,000 5.000%, 2/01/35 4/24 at 100.00 1,000,119
1,500 5.000%, 2/01/44 4/24 at 100.00 1,450,360
6,550 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2016A, 5.000%, 2/01/46
2/26 at 100.00 6,288,591
1,000 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2016B, 5.000%, 2/01/46
2/26 at 100.00 960,090
Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran
Senior Services Projects, Series 2019C:
475 4.000%, 2/01/32 2/29 at 100.00 455,355
1,100 5.000%, 2/01/42 2/29 at 102.00 1,078,277
3,580 4.000%, 2/01/48 2/29 at 100.00 2,907,203

Nuveen Missouri Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Long-Term Care (continued)
Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village of Sunset Hills, Series 2012:
$ 550 5.000%, 9/01/32 4/24 at 100.00 $ 550,061
2,750 5.000%, 9/01/42 4/24 at 100.00 2,631,627
2,570 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43
4/24 at 100.00 2,571,185
2,000 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village Saint Louis Obligated Group, Series 2017, 5.000%,
9/01/48
9/27 at 100.00 1,828,684
500 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Saint Andrew's Resources for Seniors, Series 2015A, 5.125%,
12/01/45
12/25 at 100.00 444,980
Total Long-Term Care 23,390,658
Tax Obligation/General - 14.3%
3,040 Clay County Public School District 53, Liberty, Missouri, General Obligation
Bonds, School Series 2023, 5.000%, 3/01/41
3/32 at 100.00 3,356,340
3,665 Clay County Public School District 53, Liberty, Missouri, General Obligation
Bonds, Series 2018, 4.000%, 3/01/36
3/26 at 100.00 3,699,393
Clay County Reorganized School District R-II Smithville, Missouri, General
Obligation Bonds, Refunding Series 2015:
2,000 4.000%, 3/01/35 3/27 at 100.00 2,045,785
1,160 4.000%, 3/01/36 3/27 at 100.00 1,183,018
3,000 Columbia School District, Boone County, Missouri, General Obligation
Bonds, Refunding & Improvement Series 2015, 4.000%, 3/01/35
3/25 at 100.00 3,014,152
1,225 Columbia School District, Boone County, Missouri, General Obligation
Bonds, Refunding & Improvement Series 2016, 5.000%, 3/01/36
3/26 at 100.00 1,264,776
Fenton Missouri Fire Protection District, Missouri, General Obligation Bonds,
Series 2019:
450 4.000%, 3/01/36 3/27 at 100.00 461,124
500 4.000%, 3/01/38 3/27 at 100.00 505,337
Fort Zumwalt School District, Callaway County, Missouri, General Obligation
Bonds, Refunding & Improvement Series 2015:
1,500 4.000%, 3/01/31 4/24 at 100.00 1,500,886
1,000 4.000%, 3/01/32 4/24 at 100.00 1,000,340
1,800 Fort Zumwalt School District, Callaway County, Missouri, General Obligation
Bonds, Refunding & Improvement Series 2018, 5.000%, 3/01/36
3/27 at 100.00 1,899,746
3,235 Hazelwood School District, St. Louis County, Missouri, General Obligation
Bonds, Refunding and Improvement Series 2023A, 5.000%, 3/01/42 - BAM
Insured
3/32 at 100.00 3,601,332
1,000 Jackson County Center School District 58, Missouri, General Obligation
Bonds, Refunding & School Building Series 2019A, 4.000%, 3/01/38
3/27 at 100.00 1,012,090
2,000 Jackson County Consolidated School District 2, Raytown, Missouri, General
Obligation Bonds, School Series 2023, 5.000%, 3/01/43
3/33 at 100.00 2,235,253
1,000 Jackson County Consolidated School District 2, Raytown, Missouri, General
Obligation Bonds, Series 2019A, 5.000%, 3/01/39
3/29 at 100.00 1,079,898
1,140 Jackson County Reorganized School District 4, Blue Springs, Missouri,
General Obligation Bonds, School Building Series 2018A, 5.500%, 3/01/37
3/29 at 100.00 1,274,793
1,335 Jefferson City School District, Missouri, General Obligation Bonds, Series
2023A, 5.500%, 3/01/43
3/32 at 100.00 1,515,138
2,000 Jefferson County School District R-1 Northwest, Missouri, General Obligation
Bonds, Direct Deposit Program Series 2023, 5.000%, 3/01/43
3/31 at 100.00 2,164,497
2,000 Joplin Schools, Missouri, General Obligation Bonds, Refunding, Direct
Deposit Program Series 2017, 4.000%, 3/01/32
3/27 at 100.00 2,058,733
Kansas City, Missouri, General Obligation Bonds, Refunding & Improvement
Series 2018A:
1,510 4.000%, 2/01/36 2/28 at 100.00 1,547,462
1,000 4.000%, 2/01/37 2/28 at 100.00 1,020,145
1,585 Marshfield, Missouri, Combined Waterworks and Sewerage System Revenue
Bones, Series 2020B, 5.000%, 2/01/50 - AGM Insured
2/28 at 100.00 1,650,283

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
Marshfield, Missouri, General Obligation Bonds, Street Improvement Series
2018:
$ 325 5.000%, 3/01/34 3/26 at 100.00 $ 337,016
685 5.000%, 3/01/35 3/26 at 100.00 710,056
North Kansas City School District 74, Clay County, Missouri, General
Obligation Bonds, Direct Deposit Program, Improvement Series 2022:
3,300 5.250%, 3/01/38 3/32 at 100.00 3,821,558
5,000 5.250%, 3/01/40 3/32 at 100.00 5,702,902
2,000 Osage School Lake Ozark, Missouri, General Obligation Bonds, Series 2018,
5.000%, 3/01/37
3/26 at 100.00 2,071,199
2,000 Platte County School District Park Hill, Missouri, General Obligation Bonds,
Missouri Direct Deposit Program, Refunding Series 2017, 4.000%, 3/01/31
3/26 at 100.00 2,041,994
Rolla School District 31, Phelps County, Missouri, General Obligation Bonds,
Direct Deposit Program Refunding and Improvement Series 2023:
1,095 5.000%, 3/01/41 3/32 at 100.00 1,208,945
1,675 5.000%, 3/01/42 3/32 at 100.00 1,840,055
1,550 5.000%, 3/01/43 3/32 at 100.00 1,695,469
3,500 Saint Louis Board of Education, Missouri, General Obligation Bonds, Series
2023, 5.000%, 4/01/41 - AGM Insured
4/32 at 100.00 3,881,588
1,000 Saint Louis County Pattonville School District R3, Missouri, General Obligation
Bonds, Refunding Series 2018A, 5.000%, 3/01/36
3/26 at 100.00 1,033,642
3,425 Saint Louis County Pattonville School District R3, Missouri, General Obligation
Bonds, Series 2023, 5.250%, 3/01/43
3/31 at 100.00 3,799,220
1,500 Springfield School District R12, Greene County, Missouri, General Obligation
Bonds, School Building Series 2023, 4.000%, 3/01/43
3/32 at 100.00 1,521,948
3,500 Troy R3 School District, Lincoln County, Missouri, General Obligation Bonds,
Series 2023, 5.000%, 3/01/37
3/30 at 100.00 3,847,810
600 Valley Park Fire Protection District, Missouri, General Obligation Bonds, Series
2019, 4.000%, 3/01/37
3/27 at 100.00 609,196
1,135 Wright City School District R-II, Warren County, Missouri, General Obligation
Bonds, School Building Series 2022, 6.000%, 3/01/39 - AGM Insured
9/32 at 100.00 1,362,870
Total Tax Obligation/General 74,575,989
Tax Obligation/Limited - 17.5%
4,800 Bi-State Development Agency of the Missouri-Illinois Metropolitan District,
Mass Transit Sales Tax Appropriation Bonds, Refunding Combined Lien Series
2019, 4.000%, 10/01/48
10/29 at 100.00 4,676,133
945 Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams Farm
Project, Special Districts Refunding & Improvement Series 2015A, 4.750%,
6/01/30
6/24 at 100.00 944,905
Clay County School District R-11 Smithville, Missouri, Certificates of
Participation, Series 2018:
340 4.000%, 4/01/38 4/28 at 100.00 343,320
2,515 5.000%, 4/01/43 4/28 at 100.00 2,647,331
900 Clay, Jackson & Platte Counties Consolidated Public Library District 3,
Missouri, Certificates of Participation, Mid-Continent Public Library Project,
Series 2018, 4.000%, 3/01/35
3/26 at 100.00 907,521
2,130 Conley Road Transportation District, Missouri, Transportation Sales Tax
Revenue Bonds, Series 2017, 5.125%, 5/01/41
5/25 at 100.00 2,137,681
500 Festus R-VI School District, Jefferson County, Missouri, Lease Participation
Certificates, Festus R-VI School District Project, Series 2021B, 4.000%, 4/01/41
4/31 at 100.00 500,548
1,582 (c) Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons
Redevelopment Project, Series 2006, 5.000%, 6/01/28
4/24 at 100.00 458,882
750 Greene County, Missouri, Certificates of Participation, Capital Projects, Series
2018, 4.000%, 9/01/33
9/28 at 100.00 775,054
1,000 Hanley/Eager Road Transportation Development District, Missouri, Revenue
Bonds, Refunding Series 2016A, 3.625%, 3/01/33
4/24 at 100.00 901,731
1,145 Harrisonville, Missouri, Certificates of Participation, Refunding and
Improvement, Parks Improvement Project Series 2023B, 5.000%, 3/01/33
3/28 at 100.00 1,195,221
Howard Bend Levee District, Missouri, Levee District Improvement Bonds,
Series 2005:
1,560 5.750%, 3/01/24 - SYNCORA GTY Insured No Opt. Call 1,560,000
1,745 5.500%, 3/01/26 - SYNCORA GTY Insured No Opt. Call 1,763,233

Nuveen Missouri Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
Howard Bend Levee District, St. Louis County, Missouri, Levee District
Improvement Bonds, Series 2013B:
$ 1,000 4.875%, 3/01/33 4/24 at 100.00 $ 992,106
1,300 5.000%, 3/01/38 4/24 at 100.00 1,249,372
2,000 Jackson County, Missouri, Special Obligation Bonds, Series 2023A, 5.250%,
12/01/47
12/33 at 100.00 2,210,151
925 Kansas City Industrial Development Authority, Missouri, Downtown
Redevelpment District Revenue Bonds, Series 2011A, 5.000%, 9/01/32
4/24 at 100.00 926,353
375 Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue
Bonds, Ward Parkway Center Community Improvement District, Senior
Refunding & Improvement Series 2016, 4.250%, 4/01/26, 144A
No Opt. Call 368,103
2,000 Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue
Bonds, Improvement Series 2004B-1, 0.000%, 4/15/27 - AMBAC Insured
No Opt. Call 1,810,772
1,000 Kansas City, Missouri, Special Obligation Bonds, Downtown Arena Project,
Refunding & Improvement Series 2016E, 5.000%, 4/01/40
4/25 at 100.00 1,004,262
1,750 Kansas City, Missouri, Special Obligation Bonds, Downtown Redevelopment
District, Series 2014C, 5.000%, 9/01/33
4/24 at 100.00 1,751,181
Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri
Projects, Series 2017B:
360 4.000%, 10/01/30 10/27 at 100.00 371,749
2,500 5.000%, 9/01/31 9/27 at 100.00 2,664,428
235 3.625%, 10/01/32 10/27 at 100.00 237,274
1,585 Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri
Projects, Series 2021A, 5.000%, 4/01/39
4/31 at 100.00 1,737,926
159 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict A Bonds,
Refunding Series 2015A, 5.750%, 4/01/55
4/24 at 100.00 139,664
231 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict B Bonds,
Refunding Taxable Series 2015B, 0.000%, 4/01/55
4/24 at 100.00 207,537
Land Clearance for Redevelopment Authority of Kansas City, Missouri, Project
Revenue Bonds, Convention Center Hotel Project - TIF Financing, Series
2018B:
1,450 5.000%, 2/01/40, 144A 2/28 at 100.00 1,400,229
100 5.000%, 2/01/50, 144A 2/28 at 100.00 94,258
Liberty, Missouri, Special Obligation Tax Increment and Special Districts
Bonds, Liberty Commons Project, Series 2015A:
1,195 5.750%, 6/01/35, 144A 6/25 at 100.00 1,144,774
1,285 6.000%, 6/01/46, 144A 6/25 at 100.00 1,205,204
2,000 Marshall School District, Missouri, Certificates of Participation, Series 2023,
5.000%, 3/01/49 - BAM Insured
3/33 at 100.00 2,135,986
615 Maryland Heights, Missouri, Tax Increment and Special District Revenue
Bonds, Westport Plaza Redevelopment Area, Series 2020, 3.625%, 11/01/31
11/29 at 100.00 608,690
1,000 Missouri Development Finance Board, Revenue Bonds, Zoo Projects, Series
2022, 5.750%, 5/01/52
5/32 at 100.00 1,105,750
1,000 Monarch-Chesterfield Levee District, Saint Louis County, Missouri, Levee
District Bonds, Refunding Series 2015, 5.000%, 3/01/40
4/24 at 100.00 1,000,988
695 Ozark R-6 School District, Christian County, Missouri, General Obligation
Bonds, Series 2023, 5.000%, 4/01/45
4/31 at 100.00 724,850
Plaza at Noah's Ark Community Improvement District, Saint Charles, Missouri,
Tax Increment and Improvement District Revenue Bonds, Series 2021:
200 3.000%, 5/01/24 No Opt. Call 199,450
225 3.000%, 5/01/25 No Opt. Call 220,946
275 3.000%, 5/01/26 No Opt. Call 266,392
625 3.000%, 5/01/30 5/29 at 100.00 571,786
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
3,000 4.500%, 7/01/34 7/25 at 100.00 3,019,405
1,350 0.000%, 7/01/46 7/28 at 41.38 439,515
2,140 0.000%, 7/01/51 7/28 at 30.01 516,991
1,001 5.000%, 7/01/58 7/28 at 100.00 1,008,374

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2:
$ 2,000 4.329%, 7/01/40 7/28 at 100.00 $ 1,990,857
1,000 4.329%, 7/01/40 7/28 at 100.00 995,428
18 4.536%, 7/01/53 7/28 at 100.00 17,437
Pulaski County, Missouri, Certificates of Participation, Series 2019:
880 4.000%, 12/01/32 12/27 at 100.00 894,320
915 4.000%, 12/01/33 12/27 at 100.00 929,884
490 Saint Charles County Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Wentzville Parkway Regional Community Improvement
District Project, Series 2019B, 4.250%, 11/01/49, 144A
11/29 at 102.00 405,849
250 Saint Louis County Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Chesterfield Blue Valley Community Improvement District
Project, Series 2014A, 5.250%, 7/01/44, 144A
7/24 at 100.00 227,493
255 Saint Louis County Industrial Development Authority, Missouri, Transporation
Development Revenue Bonds, University Place Transportation Development
District Project, Refunding Series 2015, 4.000%, 3/01/32, 144A
4/24 at 100.00 234,464
2,100 Saint Louis Land Clearance for Redevelopment Authority, Missouri, Annual
Appropriation Redevelopment Revenue Bonds, National Geospatial-
Intelligence Agency Offsite Improvements, Series 2022C, 5.125%, 6/01/46
6/30 at 100.00 2,137,435
Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue
Bonds, Convention Center, Expansion & Improvement Projects Series 2020:
2,450 5.000%, 10/01/40 - AGM Insured 10/30 at 100.00 2,651,520
5,500 5.000%, 10/01/49 - AGM Insured 10/30 at 100.00 5,756,450
Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue
Bonds, Convention Center, Series 2009A:
1,000 0.000%, 7/15/26 - AGC Insured No Opt. Call 918,845
1,000 0.000%, 7/15/27 - AGC Insured No Opt. Call 888,461
1,000 0.000%, 7/15/28 - AGC Insured No Opt. Call 857,446
1,000 0.000%, 7/15/29 - AGC Insured No Opt. Call 826,044
Scenic Regional Library District, Missouri, Certificates of Participation, Series
2017:
505 4.000%, 4/01/29 4/25 at 100.00 510,250
345 4.000%, 4/01/30 4/25 at 100.00 349,030
565 4.000%, 4/01/32 4/25 at 100.00 568,343
585 4.000%, 4/01/33 4/25 at 100.00 588,352
450 Springfield, Missouri, Special Obligation Bonds, Improvement Series 2023,
5.000%, 11/01/40
11/33 at 100.00 498,327
2,600 Springfield, Missouri, Special Obligation Bonds, Refunding Series 2017A,
4.000%, 7/01/36
7/27 at 100.00 2,659,198
4,300 Springfield, Missouri, Special Obligation Bonds, Sewer System Improvements
Project, Series 2015, 4.000%, 4/01/35
4/25 at 100.00 4,319,594
1,415 Taney County Industrial Development Authority, Missouri, Sales Tax Revenue
Improvement Bonds, Big Cedar Infrastructure Project Series 2023, 6.000%,
10/01/49, 144A
10/30 at 100.00 1,420,626
The Industrial Development Authority of the City of Saint Louis, Missouri,
Development Financing Revenue Bonds, Ballpark Village Development
Project, Series 2017A:
150 3.875%, 11/15/29 11/26 at 100.00 133,743
3,350 4.375%, 11/15/35 11/26 at 100.00 2,771,089
1,575 4.750%, 11/15/47 11/26 at 100.00 1,208,937
95 Town and Country Crossing Transportation Development District, Missouri,
Transporation Sales Tax Revenue Bonds, Refunding Series 2020A, 3.375%,
4/01/37
4/28 at 100.00 86,407
1,115 Transportation Development District, Missouri, Transportation Sales Tax
Revenue Bonds, Series 2017, 4.500%, 6/01/36
6/26 at 100.00 1,126,304
1,500 Universal City Industrial Development Authority, Missouri, Revenue Bonds,
Tax Increment and Special District Markets at Olive Project Series 2023A,
5.500%, 6/15/42
6/33 at 100.00 1,520,496
1,230 Warrenton Tax Increment and Improvement District, Missouri, Revenue
Bonds, Warrenton West Development - Redevelopment Project Area 1, Series
2022, 3.625%, 3/01/40
3/29 at 100.00 1,001,665

Nuveen Missouri Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 205 Washington Industrial Development Authority, Missouri, Sales Tax Revenue
Bonds, Phoenix Center II Community Improvement District Project, Refunding
Series 2021, 2.500%, 11/01/29
11/26 at 100.00 $ 190,796
Wentzville School District R-04, Saint Charles County, Missouri, Certificates of
Participation, Series 2015:
1,700 3.375%, 4/01/29 4/24 at 100.00 1,700,162
600 3.500%, 4/01/32 4/24 at 100.00 600,069
Total Tax Obligation/Limited 91,131,347
Transportation - 7.3%
Kansas City Industrial Development Authority, Missouri, Airport Special
Obligation Bonds, Kansas City International Airport Terminal Modernization
Project, Series 2019A:
320 5.000%, 3/01/36, (AMT) 3/29 at 100.00 337,640
7,000 5.000%, 3/01/44, (AMT) 3/29 at 100.00 7,177,920
Kansas City Industrial Development Authority, Missouri, Airport Special
Obligation Bonds, Kansas City International Airport Terminal Modernization
Project, Series 2019B:
1,225 5.000%, 3/01/39, (AMT) 3/29 at 100.00 1,270,793
7,700 5.000%, 3/01/46, (AMT) 3/29 at 100.00 7,880,828
14,240 5.000%, 3/01/54, (AMT) 3/29 at 100.00 14,424,978
2,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International
Airport, Refunding Series 2023A, 5.000%, 7/01/52
7/33 at 100.00 2,144,599
1,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International
Airport, Series 2017C, 5.000%, 7/01/47 - AGM Insured
7/27 at 100.00 1,038,369
Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International
Airport, Series 2017D:
2,835 5.000%, 7/01/34 - AGM Insured, (AMT) 7/27 at 100.00 2,969,296
1,000 5.000%, 7/01/37 - AGM Insured, (AMT) 7/27 at 100.00 1,036,337
Total Transportation 38,280,760
U.S. Guaranteed - 0.4% (d)
Missouri Health and Educational Facilities Authority, Health Facilities Revenue
Bonds, SSM Health Care, Series 2014A:
10 5.000%, 6/01/26, (Pre-refunded 6/01/24) 6/24 at 100.00 10,041
2,000 5.000%, 6/01/31, (Pre-refunded 6/01/24) 6/24 at 100.00 2,008,098
Total U.S. Guaranteed 2,018,139
Utilities - 20.5%
Camden County Public Water Supply District 4, Missouri, Certificates of
Participation, Series 2017:
670 3.500%, 1/01/32 1/25 at 100.00 662,518
720 4.000%, 1/01/42 1/25 at 100.00 693,131
2,925 Carroll County Public Water Supply District 1, Missouri, Water System
Revenue Bonds, Refunding Series 2014A, 4.000%, 3/01/35 - BAM Insured
3/24 at 100.00 2,925,600
1,670 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 1/01/46
7/26 at 100.00 1,693,665
145 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 149,613
Kansas City, Missouri, Sanitary Sewer System Revenue Bonds, Improvement
Series 2018A:
1,865 4.000%, 1/01/37 1/28 at 100.00 1,912,050
1,000 4.000%, 1/01/38 1/28 at 100.00 1,017,784
1,650 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds, Improvement
Series 2023A, 4.000%, 1/01/48
1/33 at 100.00 1,637,654
6,745 Kansas City, Missouri, Water Revenue Bonds, Series 2024A, 5.000%, 12/01/48 12/33 at 100.00 7,447,851
10,005 Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Refunding & Improvement Series 2017A, 5.000%, 5/01/47
5/27 at 100.00 10,375,577
Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Refunding Improvement Series 2022B:
5,875 5.000%, 5/01/47 5/32 at 100.00 6,462,334
3,915 5.250%, 5/01/52 5/32 at 100.00 4,349,147

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 2,675 Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Series 2019B, 5.000%, 5/01/49
5/29 at 100.00 $ 2,855,804
Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Series 2020B:
5,240 5.000%, 5/01/47 5/30 at 100.00 5,646,550
5,385 5.000%, 5/01/49 5/30 at 100.00 5,781,430
1,785 Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Series 2022A, 5.000%, 5/01/38
5/32 at 100.00 2,048,006
5,980 Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Series 2023A, 5.000%, 5/01/39
5/33 at 100.00 6,914,331
2,500 Missouri Development Finance Board, Infrastructure Facilities Revenue
Bonds, City of  Independence Annual Appropriation Electric System,
Refunding Series 2022, 5.000%, 6/01/34 - AGM Insured
6/32 at 100.00 2,891,835
4,850 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Refunding Series 1998A,
2.900%, 9/01/33
7/27 at 102.00 4,541,718
1,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%,
9/01/33
7/27 at 102.00 936,437
1,845 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998C, 2.750%,
9/01/33
6/27 at 102.00 1,651,089
2,000 Missouri Environmental Improvement and Energy Resources Authority, Water
Facility Revenue Bonds, Tri-County Water Authority, Series 2015, 5.000%,
1/01/40
1/25 at 100.00 2,023,388
Missouri Joint Municipal Electric Utility Commission, Power Project Revenue
Bonds, Iatan 2 Project, Refunding Series 2015A:
1,125 5.000%, 12/01/35 6/25 at 100.00 1,141,067
2,370 5.000%, 12/01/37 6/25 at 100.00 2,399,246
Missouri Joint Municipal Electric Utility Commission, Power Project Revenue
Bonds, Pairie State Power Project, Refunding Series 2016A:
1,415 5.000%, 12/01/34 6/26 at 100.00 1,461,036
245 4.000%, 12/01/35 - BAM Insured 6/26 at 100.00 247,840
Missouri Joint Municipal Electric Utility Commission, Power Project Revenue
Bonds, Plum Point Project, Refunding Series 2014A:
1,000 5.000%, 1/01/32 1/25 at 100.00 1,008,767
1,500 5.000%, 1/01/33 1/25 at 100.00 1,513,150
1,450 5.000%, 1/01/34 1/25 at 100.00 1,462,711
2,500 Missouri Joint Municipal Electric Utility Commission, Power Project Revenue
Bonds, Plum Point Project, Refunding Series 2015A, 4.000%, 1/01/35
1/26 at 100.00 2,524,015
1,000 Missouri Joint Municipal Electric Utility Commission, Power Supply System
Revenue Bonds, Gree Bonds, MoPEP Facilities, Series 2022, 5.250%,
12/01/42
12/32 at 100.00 1,093,696
1,500 Missouri Joint Municipal Electric Utility Commission, Power Supply System
Revenue Bonds, MoPEP Facilities, Refunding Series 2017, 4.000%, 12/01/32
12/27 at 100.00 1,537,643
3,500 Missouri Joint Municipal Electric Utility Commission, Power Supply System
Revenue Bonds, MoPEP Facilities, Series 2018, 5.000%, 12/01/43
6/27 at 100.00 3,606,634
6,200 Saint Charles County Public Water Supply District 2, Missouri, Certificates of
Participation, Missouri Project, Series 2022, 5.000%, 12/01/44
12/30 at 100.00 6,661,922
1,465 Saint Charles County Public Water Supply District 2, Missouri, Certificates of
Participation, Refudning Series 2016C, 5.000%, 12/01/32
12/25 at 100.00 1,503,012
1,740 Saint Charles County Public Water Supply District 2, Missouri, Certificates of
Participation, Series 2018, 4.000%, 12/01/39
12/25 at 100.00 1,744,483
2,000 Springfield, Missouri, Public Utility Revenue Bonds, Refunding Series 2015,
4.000%, 8/01/31
8/25 at 100.00 2,020,427
2,500 Stone County Public Water Supply District 2, Missouri, Certificates of
Participation, Series 2021B, 4.000%, 12/01/51
12/28 at 100.00 2,187,895
Total Utilities 106,731,056
Total Municipal Bonds
(cost $508,874,629) 507,684,660
Total Long-Term Investments
(cost $508,874,629) 507,684,660

Nuveen Missouri Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  1.6%
X 8,100,000
MUNICIPAL BONDS - 1.6%   X 8,100,000
Education and Civic Organizations - 0 .8%
$ 4,100 (e) Missouri Health and Educational Facilities Authority, Revenue Bonds,
Washington University, Variable Rate Demand Obligations, Series 2000B,
3.600%, 3/01/40, (Mandatory Put 2/29/24)
3/24 at 100.00 $ 4,100,000
Total Education and Civic Organizations 4,100,000
Health Care - 0 .8%
$ 4,000 (e) Missouri Health and Educational Facilities Authority, Revenue Bonds,
Ascension Health Credit Group, Series 2008C-5, 3.150%, 11/15/26,
(Mandatory Put 3/07/24)
2/24 at 100.00 4,000,000
Total Health Care 4,000,000
Total Municipal Bonds
(cost $8,100,000) 8,100,000
Total Short-Term Investments
(cost $8,100,000) 8,100,000
Total Investments
(cost $516,974,629) - 98.9% 515,784,660
Other Assets & Liabilities, Net - 1.1% 5,703,408
Net Assets - 100% $ 521,488,068
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 507,684,660 $ – $ 507,684,660
Short-Term Investments:
Municipal Bonds – 8,100,000 – 8,100,000
Total
$ – $ 515,784,660 $ – $ 515,784,660
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

(e) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
WI/DD When-issued or delayed delivery security.

Nuveen Ohio Municipal Bond Fund
Portfolio of Investments February 29, 2024
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 99.3%
X 542,063,198
MUNICIPAL BONDS - 94.2%   X 542,063,198
Consumer Discretionary - 1.5%
Franklin County Convention Facilities Authority, Ohio, Hotel Project Revenue
Bonds, Greater Columbus Convention Center Hotel Expansion Project, Series
2019:
$ 1,430 5.000%, 12/01/39 12/29 at 100.00 $ 1,409,554
2,150 5.000%, 12/01/44 12/29 at 100.00 2,075,336
5,570 5.000%, 12/01/51 12/29 at 100.00 5,259,046
Total Consumer Discretionary 8,743,936
Consumer Staples - 3.2%
1,460 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement
Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1,
4.000%, 6/01/48
6/30 at 100.00 1,358,975
18,115 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement
Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2,
5.000%, 6/01/55
6/30 at 100.00 17,288,193
Total Consumer Staples 18,647,168
Education and Civic Organizations - 12.0%
705 Allen County Port Authority Economic Development, Ohio, Revenue
Bonds,  University of Northwestern, Refunding Series 2021A, 4.000%,
12/01/31
6/31 at 100.00 669,105
2,065 Bowling Green State University, Ohio, General Receipts Bonds, Series 2016A,
5.000%, 6/01/34
12/25 at 100.00 2,118,313
Hamilton County, Ohio, Economic Development Revenue Bonds, King
Highland Community Urban Redevelopment Corporation - University of
Cincinnati, Lessee Project, Refunding Series 2015:
1,320 5.000%, 6/01/32 - BAM Insured 6/25 at 100.00 1,344,364
2,680 5.000%, 6/01/35 - BAM Insured 6/25 at 100.00 2,726,848
2,770 Lake County Community College District, Ohio, General Receipts Revenue
Bonds, Lakeland Community College, Refunding Series 2019, 5.000%,
10/01/32
10/29 at 100.00 3,098,050
2,465 Miami University of Ohio, General Receipts Bonds, Refunding Series 2014,
5.000%, 9/01/30
9/24 at 100.00 2,480,300
880 Miami University of Ohio, General Receipts Bonds, Refunding Series 2017,
5.000%, 9/01/35
9/26 at 100.00 911,328
3,695 Miami University of Ohio, General Receipts Revenue Bonds, Refunding Series
2017, 5.000%, 9/01/41
9/26 at 100.00 3,774,269
2,420 Miami University of Ohio, General Receipts Revenue Bonds, Refunding Series
2020A, 4.000%, 9/01/40
9/30 at 100.00 2,457,669
530 Miami University of Ohio, General Receipts Revenue Bonds, Refunding Series
2021A, 5.000%, 9/01/30
No Opt. Call 602,707
Northeast Ohio Medical University, General Receipts Bonds, Refunding Series
2021A:
100 5.000%, 12/01/26 No Opt. Call 103,240
125 5.000%, 12/01/28 No Opt. Call 132,244
150 5.000%, 12/01/30 No Opt. Call 161,487
Northeast Ohio Medical University, General Receipts Bonds, Refunding Series
2021B:
700 4.000%, 12/01/35 - BAM Insured 12/30 at 100.00 712,566
740 4.000%, 12/01/37 - BAM Insured 12/30 at 100.00 742,932
570 4.000%, 12/01/38 - BAM Insured 12/30 at 100.00 567,956
600 4.000%, 12/01/39 - BAM Insured 12/30 at 100.00 590,818
610 4.000%, 12/01/40 - BAM Insured 12/30 at 100.00 595,491
1,260 4.000%, 12/01/41 - BAM Insured 12/30 at 100.00 1,220,025
1,330 Northeast Ohio Medical University, General Receipts Bonds, Series 2022,
5.000%, 12/01/41 - BAM Insured
12/32 at 100.00 1,421,537

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
Ohio Higher Education Facilities Commission, Revenue Bonds, Denison
University Project, Series 2017A:
$ 2,100 5.000%, 11/01/42 5/27 at 100.00 $ 2,161,527
1,500 5.250%, 11/01/46 5/27 at 100.00 1,545,152
Ohio Higher Educational Facility Commission, Higher Educational Facility
Revenue Bonds, John Carroll University 2022 Project, Series 2022:
3,750 4.000%, 10/01/42 10/31 at 100.00 3,528,368
3,750 4.000%, 10/01/47 10/31 at 100.00 3,383,180
3,830 Ohio Higher Educational Facility Commission, Revenue Bonds, Denison
University Project, Series 2023, 5.000%, 11/01/53
11/33 at 100.00 4,138,896
3,895 Ohio Higher Educational Facility Commission, Revenue Bonds, Kenyon
College, Series 2016, 5.000%, 7/01/42
7/26 at 100.00 3,995,850
1,000 Ohio Higher Educational Facility Commission, Revenue Bonds, Otterbein
University 2022 Project, Series 2022A, 4.000%, 12/01/46
12/31 at 100.00 868,702
485 Ohio Higher Educational Facility Commission, Revenue Bonds, University of
Dayton Project, Series 2020, 4.000%, 2/01/39
2/30 at 100.00 489,709
Ohio State University, General Receipts Bonds, Series 2014A:
4,820 5.000%, 12/01/34 12/24 at 100.00 4,868,577
5,000 5.000%, 12/01/39 12/24 at 100.00 5,034,305
Shawnee State University, Ohio, General Receipts Bonds, Series 2016:
1,120 5.000%, 6/01/28 - BAM Insured 6/26 at 100.00 1,163,869
1,180 5.000%, 6/01/29 - BAM Insured 6/26 at 100.00 1,225,959
1,000 Tuscarawas County Economic Development and Finance Alliance, Ohio,
Higher Education Facilities Revenue Bonds, Ashland University, Refunding &
Improvement Series 2015, 6.000%, 3/01/45
3/25 at 100.00 1,000,847
University of Akron, Ohio, General Receipts Bonds, Series 2021A:
1,615 5.000%, 1/01/31 - BAM Insured No Opt. Call 1,817,666
1,780 5.000%, 1/01/33 - BAM Insured No Opt. Call 2,055,130
2,835 University of Cincinnati, Ohio, General Receipts Bonds, Series 2017A,
5.000%, 6/01/45
6/27 at 100.00 2,930,983
1,000 Wright State University, Ohio, General Reciepts Bonds, Refunding Series
2021A, 5.000%, 5/01/31 - BAM Insured
No Opt. Call 1,137,722
1,025 Youngstown State University, Ohio, General Receipts Bonds, Series 2021,
4.000%, 12/15/30 - AGM Insured
No Opt. Call 1,091,629
Total Education and Civic Organizations 68,869,320
Health Care - 8.2%
2,500 Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health, Series
2017A, 5.000%, 8/01/42
2/28 at 100.00 2,599,769
3,710 Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena Health System
Obligated Group Project, Refunding & Improvement Series 2017, 5.000%,
12/01/37
12/27 at 100.00 3,843,142
Cleveland Clinic Health System Obligated Group, Ohio, Martin County Health
Facilities Authority, Hospital Revenue Bonds, Series 2019B:
1,900 4.000%, 1/01/42 1/29 at 100.00 1,904,001
5,000 4.000%, 1/01/43 1/29 at 100.00 4,900,978
6,500 4.000%, 1/01/46 1/29 at 100.00 6,366,209
Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical
Center Project, Series 2013:
1,600 5.000%, 6/15/43 4/24 at 100.00 1,430,913
495 5.250%, 6/15/43 4/24 at 100.00 456,796
Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Series
2017OH:
1,000 4.000%, 12/01/46 6/27 at 100.00 974,065
2,255 5.000%, 12/01/46 6/27 at 100.00 2,316,225
Hamilton County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati
Children's Hospital Medical Center, Series 2019CC:
600 5.000%, 11/15/41 No Opt. Call 712,155
3,000 5.000%, 11/15/49 No Opt. Call 3,527,651
2,230 Miami County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health
Network Obligated Group Project, Refunding Improvement Series 2019,
5.000%, 8/01/39
8/28 at 100.00 2,331,788

Nuveen Ohio Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
$ 5,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis
HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/44
4/24 at 100.00 $ 4,638,299
Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health System
Obligated Group, Refunding Series 2017A:
1,155 5.000%, 1/01/30 1/28 at 100.00 1,249,112
2,755 5.000%, 1/01/33 1/28 at 100.00 2,969,987
Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc.,
Fixed Interest Rate Series 2020A:
2,280 4.000%, 1/15/50 1/30 at 100.00 2,108,923
2,725 5.000%, 1/15/50 1/30 at 100.00 2,861,221
1,630 Scioto County, Ohio, Hospital Facilities Revenue Bonds, Southern Ohio
Medical Center, Refunding Series 2016, 5.000%, 2/15/32
2/26 at 100.00 1,663,422
Total Health Care 46,854,656
Housing/Multifamily - 0.5%
3,000 Columbus Metropolitan Housing Authority, Ohio, General Revenue Bonds,
Series 2021, 4.000%, 8/01/36
8/31 at 100.00 2,988,359
Total Housing/Multifamily 2,988,359
Tax Obligation/General - 23.5%
3,150 Apollo Career Center Joint Vocational School District, Allen, Auglaize, Hardin,
Hancock, Putnam & Van Wert Counties, Ohio, General Obligation Bonds,
Various Purpose School Improvement Series 2017, 5.000%, 12/01/41
12/27 at 100.00 3,313,956
1,750 Athens City School District, Athens County, Ohio, General Obligation Bonds,
School Facilities Series 2024, 5.000%, 12/01/49 , (WI/DD)
12/31 at 100.00 1,880,087
5,185 Brunswick City School District, Medina County, Ohio, General Obligation
Bonds, Classroom Facilities School Improvement Series 2023, 5.250%,
12/01/53 - BAM Insured
6/31 at 100.00 5,608,992
1,180 Canal Winchester Local School District, Franklin and Fairfield Counties, Ohio,
General Obligation Bonds, Series 2005B, 0.010%, 12/01/33 - NPFG Insured
No Opt. Call 844,556
380 Cincinnati City School District, Hamilton County, Ohio, General Obligation
Bonds, Refunding Classroom Facilities Construction & Improvement Series
2006, 5.250%, 12/01/27 - FGIC Insured
No Opt. Call 416,018
2,250 City of Mayfield Heights, Ohio, General Obligation Bonds, Aquatic and
Community Center Limited Tax Series 2023, 4.000%, 12/01/48
6/30 at 100.00 2,190,303
Cleveland, Ohio, General Obligation Bonds, Various Purpose Series 2023A:
135 5.000%, 12/01/41 6/33 at 100.00 151,248
300 5.000%, 12/01/43 6/33 at 100.00 333,100
1,000 Colerain Township, Hamilton County, Ohio, General Obligation Bonds, Fire
Station Series 2022, 5.250%, 12/01/52
12/29 at 100.00 1,069,907
Columbus City School District, Franklin County, Ohio, General Obligation
Bonds, School Facilities Construction and Improvement, Refunding Series
2006:
960 0.000%, 12/01/28 - AGM Insured No Opt. Call 827,140
5,530 Columbus, Ohio, General Obligation Bonds, Refunding Various Purpose
Series 2017-1, 5.000%, 4/01/29
10/27 at 100.00 5,957,275
5,000 Columbus, Ohio, General Obligation Bonds, Various Purpose Series 2018A,
5.000%, 4/01/29
10/28 at 100.00 5,525,327
Columbus, Ohio, General Obligation Bonds, Various Purpose Series 2021A:
5,175 5.000%, 4/01/36 10/30 at 100.00 5,888,063
2,000 5.000%, 4/01/38 10/30 at 100.00 2,245,033
1,325 5.000%, 4/01/41 10/30 at 100.00 1,463,661
490 Cuyahoga County, Ohio, General Obligation Bonds, Refunding & Capital
Improvement Series 2020A, 4.000%, 12/01/33
6/30 at 100.00 516,518
530 Dayton Metro Library, Ohio, General Obligation Bonds, Taxable Refunding
Library Improvement Series 2019, 4.000%, 12/01/30
12/29 at 100.00 560,313
850 Dayton, Ohio, General Obligation Bonds, Limited Tax Refunding &
Improvement Series 2020, 4.000%, 12/01/31
12/28 at 100.00 888,354
5,000 Dublin City School District, Franklin, Delaware and Union Counties, Ohio,
General Obligation Bonds, School Facilities Construction & Improvement
Series 2019A, 4.000%, 12/01/44
12/28 at 100.00 4,955,609

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 2,250 Dublin City School District, Franklin, Delaware and Union Counties, Ohio,
General Obligation Bonds, School Facilities Series 2024, 5.000%, 12/01/48 ,
(WI/DD)
12/33 at 100.00 $ 2,486,283
450 Dublin, Ohio, General Obligation Bonds, Limited Tax Various Purpose Series
2015, 5.000%, 12/01/24
No Opt. Call 456,224
2,500 Fairborn City School District, Greene County, Ohio, General Obligation
Bonds, School Facilities Construction & Improvement Series 2021A, 4.000%,
12/01/50
12/30 at 100.00 2,418,517
4,225 Franklin County, Ohio, General Obligation Bonds, Refunding Series 2015,
5.000%, 12/01/31
12/25 at 100.00 4,345,830
2,000 Gahanna-Jefferson City School District, Franklin County, Ohio, General
Obligation Bonds, Construction & Improvement Series 2018, 5.000%,
12/01/48
6/28 at 100.00 2,120,419
Graham Local School District, Champaign and Shelby Counties, Ohio,
General Obligation Bonds, School Improvement Series 2013:
500 0.000%, 12/01/29 No Opt. Call 414,671
850 0.000%, 12/01/30 No Opt. Call 680,115
Grandview Heights City School District, Franklin County, Ohio, General
Obligation Bonds, School Facilities Construction & Improvement Series 2019:
3,960 4.000%, 12/01/51 6/29 at 100.00 3,746,869
1,150 5.000%, 12/01/53 6/29 at 100.00 1,203,824
2,595 Hilliard City School District, Franklin County, Ohio, General Obligation Bonds,
School Improvement Series 2017, 4.000%, 12/01/46
12/26 at 100.00 2,527,700
1,095 Kenston Local School District, Geauga County, Ohio, General Obligation
Bonds, School improvement Series 2012, 0.010%, 12/01/27
No Opt. Call 971,451
1,560 Kettering City School District, Montgomery County, Ohio, General Obligation
Bonds, Refunding Series 2007, 5.250%, 12/01/31 - AGM Insured
No Opt. Call 1,728,395
1,000 Little Miami Local School District, Warren and Clermont Counties, Ohio,
General Obligation Bonds, School Improvement Series 2018A, 5.000%,
11/01/43
11/25 at 100.00 1,017,530
500 Medina County, Ohio, General Obligation Bonds, Courthouse Facility
Improvement Limited Tax Series 2021, 4.000%, 12/01/46
6/26 at 100.00 488,470
1,000 Middletown City School District, Butler County, Ohio, General Obligation
Bonds, Refunding Series 2007, 5.250%, 12/01/28 - AGM Insured
No Opt. Call 1,102,602
North Olmsted City School District, Ohio, General Obligation Bonds, School
Improvement Programmatic Series 2023A:
2,030 5.000%, 10/15/48 4/31 at 100.00 2,147,316
3,995 5.250%, 10/15/56 4/31 at 100.00 4,254,301
3,805 Oakwood City School District, Montgomery County, Ohio, General
Obligation Bonds, Series 2019, 4.000%, 12/01/48
12/28 at 100.00 3,721,297
Ohio State, General Obligation Bonds, Common Schools Series 2017B:
4,500 5.000%, 9/15/27 No Opt. Call 4,867,929
5,000 5.000%, 9/01/30 No Opt. Call 5,740,463
6,500 Ohio State, General Obligation Bonds, Common Schools Series 2019A,
5.000%, 6/15/37
6/29 at 100.00 7,147,081
2,000 Ohio State, General Obligation Bonds, Highway Capital Improvement, Series
2014R, 5.000%, 5/01/29
5/24 at 100.00 2,004,824
Ohio State, General Obligation Bonds, Highway Capital Improvement, Series
2018V:
2,500 5.000%, 5/01/33 5/28 at 100.00 2,724,993
1,250 5.000%, 5/01/34 5/28 at 100.00 1,361,727
Ohio State, General Obligation Bonds, Highway Capital Improvement, Series
2020W:
1,035 5.000%, 5/01/32 5/30 at 100.00 1,177,392
2,315 5.000%, 5/01/35 5/30 at 100.00 2,614,367
Ohio State, General Obligation Bonds, Infrastructure Improvement Refunding
Series 2020B:
350 5.000%, 8/01/32 8/28 at 100.00 384,394
270 5.000%, 8/01/36 8/28 at 100.00 293,516
Ohio State, General Obligation Bonds, Infrastructure Improvement Series
2022A:
1,000 5.000%, 3/01/39 3/33 at 100.00 1,152,095
1,470 5.000%, 3/01/40 3/33 at 100.00 1,682,840

Nuveen Ohio Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
Olentangy Local School District, Delaware and Franklin Counties, Ohio,
General Obligation Bonds, School Facilities Construction & Improvement
Series 2016:
$ 1,000 5.000%, 12/01/38 6/26 at 100.00 $ 1,033,740
1,875 5.000%, 12/01/41 6/26 at 100.00 1,931,307
4,250 Pickerington Local School District, Fairfield and Franklin Counties, Ohio,
General Obligation Bonds, School Facilities Construction & Improvement,
Series 2023, 5.250%, 12/01/59
12/32 at 100.00 4,669,691
50 Princeton City School District, Hamilton County, Ohio, Certificates of
Participation, Series 2013, 5.000%, 12/01/33
4/24 at 100.00 50,045
375 Salem City School District, Columbiana County, Ohio, General Obligation
Bonds, School Facilities Series 2024, 5.000%, 11/01/44 , (WI/DD)
11/31 at 100.00 408,958
2,380 Southwest Local School District, Hamilton and Butler Counties, Ohio, General
Obligation Bonds, School Improvement Series 2018A, 4.000%, 1/15/55
1/28 at 100.00 2,296,056
4,000 South-Western City School District, Franklin and Pickaway Counties, Ohio,
General Obligation Bonds, School Facilities Construction & Improvement
Series 2019A, 4.000%, 12/01/48
12/29 at 100.00 3,924,162
1,715 Troy City School District, Miami County, Ohio, General Obligation Bonds,
School Improvement Series 2024, 5.000%, 12/01/54 , (WI/DD)
12/33 at 100.00 1,858,073
1,575 Wadsworth City School District, Medina County, Ohio, General Obligation
Bonds, School Improvement Series 2021, 4.000%, 12/01/56
12/26 at 100.00 1,499,006
5,000 Worthington City School District, Franklin County, Ohio, General Obligation
Bonds, Facilities Series 2023, 5.500%, 12/01/54
12/32 at 100.00 5,660,743
Total Tax Obligation/General 134,950,676
Tax Obligation/Limited - 20.2%
Blue Ash, Ohio, Tax Increment Financing Revenue Bonds, Duke Realty Ohio,
Series 2006:
460 5.000%, 12/01/25 4/24 at 100.00 460,383
1,165 5.000%, 12/01/30 4/24 at 100.00 1,166,252
1,890 5.000%, 12/01/35 4/24 at 100.00 1,892,026
2,465 Certificates of Participation (Hillsdale Local School District, Ashland and
Wayne Counties, Ohio, School Facilities Project), Series 2020, 4.000%,
12/01/38 - BAM Insured
6/30 at 100.00 2,499,275
5,500 Cleveland Public Library, Cuyahoga County, Ohio, Library Facilities Notes,
Series 2019A, 4.000%, 12/01/45
12/29 at 100.00 5,443,710
Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways
Improvements, Subordinate Lien Series 2017B-2:
1,250 5.000%, 10/01/31 4/28 at 100.00 1,354,973
1,000 5.000%, 10/01/32 4/28 at 100.00 1,083,453
500 Columbus-Franklin County Finance Authority, Ohio, Tax Increment Financing
Revenue Bonds, Bridge Park D Block Project, Series 2019A-1, 5.000%,
12/01/51
6/29 at 100.00 487,866
1,025 Columbus-Franklin County Finance Authority, Ohio, Tax Increment Financing
Revenue Bonds, Easton Project, Series 2020, 5.000%, 6/01/28, 144A
No Opt. Call 1,028,582
4,000 Cuyahoga County, Ohio, Sales Tax Revenue Bonds, Ballpark Improvement
Project, Series 2022A, 4.000%, 1/01/36
1/31 at 100.00 4,222,719
Cuyahoga County, Ohio, Sales Tax Revenue Bonds, Refunding Various
Purpose Series 2014:
1,000 5.000%, 12/01/28 12/24 at 100.00 1,012,576
2,940 Dublin, Ohio, Special Obligation Non-Tax Revenue Bonds, Series 2015A,
5.000%, 12/01/38
12/25 at 100.00 3,004,275
495 Fairborn City School District, Greene, Clark and Montgomery Counties, Ohio,
Certificates of Participation, School Facilities Project, Series 2021, 4.000%,
12/01/37 - BAM Insured
12/28 at 100.00 503,389
3,560 Franklin County Convention Facilities Authority, Ohio, Lease Appropriation
Bonds, Greater Columbus Convention Center Hotel Expansion Project, Series
2019, 5.000%, 12/01/46
12/29 at 100.00 3,754,818
Franklin County, Ohio, Sales Tax Revenue Bonds, Various Purpose Series
2018:
1,000 5.000%, 6/01/37 6/28 at 100.00 1,078,145
11,000 5.000%, 6/01/43 6/28 at 100.00 11,674,128
6,000 5.000%, 6/01/48 6/28 at 100.00 6,314,524

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 1,220 Great Oaks Career Campuses Board of Education, Brown, Butler, Clermont,
Clinton, Fayette, Greene, Hamilton, Highland, Madison, Pickaway, Ross and
Warren, Ohio, Certificates of Participation, School Improvement Project,
Series 2021, 4.000%, 12/01/37
12/29 at 100.00 $ 1,250,987
1,675 Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported
Capital Improvement Bonds, Refunding Series 2014A, 5.000%, 12/01/25
No Opt. Call 1,733,555
2,180 Hamilton County, Ohio, Sales Tax Bonds, Refunding Series 2016A, 5.000%,
12/01/30
12/26 at 100.00 2,289,880
Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2000B:
500 0.000%, 12/01/26 - AMBAC Insured No Opt. Call 457,909
1,750 0.010%, 12/01/28 - AGM Insured No Opt. Call 1,507,807
3,300 0.010%, 12/01/28 - AMBAC Insured No Opt. Call 2,836,665
Mayfield City School District, Ohio, Certificates of Participation, Middle School
Project, Series 2009B:
435 0.000%, 9/01/27 No Opt. Call 388,739
855 0.000%, 9/01/28 No Opt. Call 740,422
1,035 Norwood, Hamilton County, Ohio, Special Obligation Development Revenue
Bonds, Central Parke Project, Series 2017, 6.000%, 12/01/46
6/27 at 100.00 950,062
5,745 Ohio State, Capital Facilities Lease Appropriation Bonds, Administrative
Building Fund Project, Series 2015A, 4.000%, 4/01/35
4/25 at 100.00 5,779,631
Ohio State, Capital Facilities Lease Appropriation Bonds, Juvenile
Correctional Building Fund Projects, Series 2019A:
2,465 5.000%, 4/01/38 4/29 at 100.00 2,668,031
2,485 5.000%, 4/01/39 4/29 at 100.00 2,679,541
1,250 Ohio State, Capital Facilities Lease-Appropriation Bonds, Adult Correctional
Building Fund Projects, Series 2017A, 5.000%, 10/01/36
10/27 at 100.00 1,321,822
2,245 Ohio State, Capital Facilities Lease-Appropriation Bonds, Adult Correctional
Building Fund Projects, Series 2019B, 5.000%, 10/01/31
No Opt. Call 2,597,810
1,200 Ohio State, Capital Facilities Lease-Appropriation Bonds, Parks & Recreation
Improvement Fund Projects, Series 2017A, 5.000%, 12/01/31
12/27 at 100.00 1,289,041
Ohio State, Capital Facilities Lease-Appropriation Bonds, Parks & Recreation
Improvement Fund Projects, Series 2022A:
1,325 5.000%, 12/01/28 No Opt. Call 1,464,932
1,750 5.000%, 12/01/30 No Opt. Call 2,005,218
1,660 Ohio State, Certificates of Participation, Ohio Attorney General Claims Fund
Project, Series 2021, 4.000%, 9/01/35
9/31 at 100.00 1,767,807
1,250 Ohio State, Major New State Infrastructure Project Revenue Bonds, Series
2019-1, 5.000%, 12/15/31
No Opt. Call 1,463,452
1,360 Ohio State, Transportation Project Revenue Bonds, Toledo-Lucas County Port
Authority Seaport and Docks Project, State Transportation Infrastructure GRF
Bond Fund, Series 2019-2, 5.000%, 11/15/39, (AMT)
5/27 at 100.00 1,407,932
2,095 Pickaway County, Ohio, Sales Tax Specia Obligation Bonds, Series 2018,
5.000%, 12/01/44
12/28 at 100.00 2,205,182
2,000 Pinnacle Community Infrastructure Financing Authority, Grove City, Ohio,
Community Facilities Bonds, Series 2015A, 4.000%, 12/01/31 - AGM Insured
12/25 at 100.00 2,019,468
775 Port of Greater Cincinnati Development Authority, Ohio, Public Improvement
TOT Revenue Bonds, Series 2021, 4.250%, 12/01/50, 144A
12/28 at 100.00 682,460
485 Port of Greater Cincinnati Development Authority, Ohio, Special Obligation
Development TIF Revenue Bonds, RBM Development - Phase 2B Project,
Series 2018A, 6.000%, 12/01/50
12/28 at 100.00 484,062
990 Port of Greater Cincinnati Development Authority, Ohio, Special Obligation
Tax Increment Financing Revenue Bonds, Cooperative Township Public
Parking Project, Gallery at Kenwood, Senior Lien Series 2019A, 5.000%,
11/01/51
11/30 at 100.00 832,184
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
4,430 0.000%, 7/01/33 7/28 at 86.06 3,098,658
6,605 4.500%, 7/01/34 7/25 at 100.00 6,647,724
1,257 5.000%, 7/01/58 7/28 at 100.00 1,266,425
500 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 503,876
4,915 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 4,892,530

Nuveen Ohio Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 195 Riversouth Authority, Ohio, Lazarus Building Redevelopment Bonds, Series
2007A, 5.750%, 12/01/27
4/24 at 100.00 $ 195,023
800 Riversouth Authority, Ohio, Riversouth Area Redevelopment Bonds, Payable
from City of Columbus, Ohio Annual Rental Appropriations, Refunding Series
2012A, 5.000%, 12/01/24
4/24 at 100.00 801,525
Riversouth Authority, Ohio, Scioto Peninsula Area Redevelopment Bonds,
Payable from City of Columbus, Ohio Annual Rental Appropriations, Series
2016:
1,000 5.000%, 12/01/28 12/25 at 100.00 1,033,836
1,000 5.000%, 12/01/29 12/25 at 100.00 1,032,630
2,955 Shaker Heights Public Library, Ohio, Certificates of Participation, Series 2019,
4.000%, 12/01/44
12/24 at 100.00 2,955,424
Triway Local School District, Ohio, Certificates of Participation, Series 2021:
2,395 4.000%, 12/01/41 - BAM Insured 12/28 at 100.00 2,402,568
1,460 4.000%, 12/01/42 - BAM Insured 12/28 at 100.00 1,453,209
Total Tax Obligation/Limited 116,089,121
Transportation - 4.1%
750 Ohio Higher Educational Facility Commission, Senior Hospital Parking
Revenue Bonds, University Circle Incorporated 2020 Project, Series 2020,
5.000%, 1/15/50
1/30 at 100.00 773,779
Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC -
Borrower, Portsmouth Bypass Project, Series 2015:
3,500 5.000%, 12/31/35 - AGM Insured, (AMT) 6/25 at 100.00 3,524,317
5,245 5.000%, 12/31/39 - AGM Insured, (AMT) 6/25 at 100.00 5,275,413
7,725 5.000%, 6/30/53, (AMT) 6/25 at 100.00 7,687,106
5,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre
Commission, Series 2021A, 5.000%, 2/15/51
2/31 at 100.00 5,360,527
1,000 Ohio Turnpike Commission, Turnpike Revenue Bonds, Refunding Series
2017A, 5.000%, 2/15/30
2/27 at 100.00 1,060,771
Total Transportation 23,681,913
U.S. Guaranteed - 4.5% (c)
4,310 Cincinnati, Ohio, Water System Revenue Bonds, Series 2016A, 5.000%,
12/01/41, (Pre-refunded 12/01/26)
12/26 at 100.00 4,572,059
Columbus City School District, Franklin County, Ohio, General Obligation
Bonds, School Facilities Construction and Improvement, Refunding Series
2006:
40 0.000%, 12/01/28 - AGM Insured, (ETM) No Opt. Call 34,836
Cuyahoga County, Ohio, Sales Tax Revenue Bonds, Refunding Various
Purpose Series 2014:
1,810 5.000%, 12/01/32, (Pre-refunded 12/01/24) 12/24 at 100.00 1,835,035
1,385 5.000%, 12/01/34, (Pre-refunded 12/01/24) 12/24 at 100.00 1,404,157
1,055 5.000%, 12/01/35, (Pre-refunded 12/01/24) 12/24 at 100.00 1,069,592
10,345 Franklin County Convention Facilities Authority, Ohio, Excise Tax and Lease
Revenue Bonds, Columbus City & Franklin County Lessees, Refunding
Anticipation Series 2014, 5.000%, 12/01/35, (Pre-refunded 12/01/24)
12/24 at 100.00 10,469,038
1,000 Gallia County Local School District, Gallia and Jackson Counties, Ohio,
General Obligation Bonds, Refunding School Improvement Series 2014,
5.000%, 11/01/32, (Pre-refunded 11/01/24)
11/24 at 100.00 1,011,830
Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported
Capital Improvement Bonds, Refunding Series 2015:
1,050 5.000%, 12/01/32, (Pre-refunded 12/01/25) 12/25 at 100.00 1,085,800
1,105 5.000%, 12/01/33, (Pre-refunded 12/01/25) 12/25 at 100.00 1,142,676
1,000 Upper Arlington City School District, Franklin County, Ohio, General
Obligation Bonds, School Facilities & Improvement Series 2018A, 5.000%,
12/01/48, (Pre-refunded 12/01/27)
12/27 at 100.00 1,085,923
2,275 Willoughby-Eastlake City School District, Ohio, General Obligation Bonds,
School Improvement Series 2016, 5.000%, 12/01/46, (Pre-refunded 12/01/25)
12/25 at 100.00 2,354,530
Total U.S. Guaranteed 26,065,476

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities - 16.5%
$ 3,570 American Municipal Power Inc., Ohio, Combined Hydroelectric Projects
Revenue Bonds, Green Series 2016A, 5.000%, 2/15/46
2/26 at 100.00 $ 3,624,864
1,750 American Municipal Power Inc., Ohio, Combined Hydroelectric Projects
Revenue Bonds, Refunding Series 2020A, 5.000%, 2/15/28
No Opt. Call 1,885,571
2,000 American Municipal Power Inc., Ohio, Fremont Energy Center Revenue
Bonds, Refunding Series 2017A, 4.000%, 2/15/42
2/28 at 100.00 2,000,037
2,930 American Municipal Power, Inc., Ohio, Greenup Hydroelectric Project
Revenue Bonds, Refunding Series 2016A, 5.000%, 2/15/41
2/26 at 100.00 2,987,118
1,665 American Municipal Power, Inc., Ohio, Solar Electricity Prepayment Project
Revenue Bonds, Green Bonds Series 2019A, 5.000%, 2/15/44
2/29 at 100.00 1,747,004
American Municipal Power, Inc., Ohio, Solar Electricity Prepayment Project
Revenue Bonds, Green Bonds Series 2020A:
250 4.000%, 2/15/40 2/29 at 100.00 251,162
1,200 4.000%, 2/15/44 2/29 at 100.00 1,182,935
Cleveland, Ohio, Public Power System Revenue Bonds, Refunding Series
2020A:
1,000 4.000%, 11/15/37 - AGM Insured 11/29 at 100.00 1,014,145
2,000 4.000%, 11/15/38 - AGM Insured 11/29 at 100.00 2,018,903
2,000 Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B-1,
0.000%, 11/15/33 - NPFG Insured
No Opt. Call 1,418,748
Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B-2:
4,740 0.000%, 11/15/34 - NPFG Insured No Opt. Call 3,225,707
7,500 0.000%, 11/15/38 - NPFG Insured No Opt. Call 3,972,521
1,315 Cleveland, Ohio, Public Power System Revenue Refunding Bonds, Series
2018, 5.000%, 11/15/37 - AGM Insured
5/28 at 100.00 1,405,243
Columbus, Ohio, Sewerage System Revenue Bonds, Refunding Series 2015:
5,000 5.000%, 6/01/29 6/26 at 100.00 5,221,235
6,750 5.000%, 6/01/32 6/26 at 100.00 7,039,705
1,200 Hamilton County, Ohio, Sewer System Revenue Bonds, Metropolitan Sewer
District of Greater Cincinnati, Refunding Series 2020A, 5.000%, 12/01/34
12/30 at 100.00 1,367,092
Hamilton, Ohio, Electric System Revenue Bonds, Refunding & Improvement
Series 2019:
865 4.000%, 10/01/37 - BAM Insured 10/29 at 100.00 883,434
1,000 4.000%, 10/01/38 - BAM Insured 10/29 at 100.00 1,011,438
1,015 4.000%, 10/01/39 - BAM Insured 10/29 at 100.00 1,022,800
1,100 Lancaster Port Authority, Ohio, Gas Supply Revenue Bonds, Series 2019,
5.000%, 8/01/49, (Mandatory Put 2/01/25)
11/24 at 100.68 1,111,258
1,000 Mahoning County, Ohio, Sewer System Revenue Bonds, Refunding and
Improvement Series 2022, 5.000%, 12/01/42
12/31 at 100.00 1,084,993
1,000 Marysville, Ohio, Water System Mortgage Revenue Bonds, Refunding Series
2016, 4.000%, 12/01/38
12/25 at 100.00 1,005,438
Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue
Bonds, Refunding & Improvement Series 2017:
5,570 5.000%, 11/15/33 5/28 at 100.00 6,082,603
5,275 4.000%, 11/15/43 5/28 at 100.00 5,316,351
1,900 Ohio Water Development Authority, Revenue Bonds, Drinking Water
Assistance Fund, Series 2016, 5.000%, 12/01/36
12/26 at 100.00 1,986,973
Ohio Water Development Authority, Revenue Bonds, Fresh Water
Development, Series 2019:
3,800 5.000%, 12/01/38 12/29 at 100.00 4,180,665
5,320 5.000%, 6/01/44 12/29 at 100.00 5,760,572
4,000 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Kestrel Verifiers, Green Series 2021A, 5.000%, 12/01/46
12/31 at 100.00 4,412,903
5,000 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Refunding Series 2019B, 5.000%, 12/01/44
12/29 at 100.00 5,415,629
1,000 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Series 2015A, 5.000%, 6/01/26
No Opt. Call 1,047,981
5,000 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Series 2017A, 5.000%, 12/01/31
6/27 at 100.00 5,339,786

Nuveen Ohio Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 8,500 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Series 2020A, 5.000%, 12/01/50
6/30 at 100.00 $ 9,147,759
Total Utilities 95,172,573
Total Municipal Bonds
(cost $545,735,226) 542,063,198
Shares Description (a) Value
X 29,540,914
COMMON STOCKS - 5.1%   X 29,540,914
Utilities - 5 .1%
350,634 (d),(e) Energy Harbor Corp $ 29,540,914
Total Utilities 29,540,914
Total Common Stocks
(cost $9,249,818) 29,540,914
Total Long-Term Investments
(cost $554,985,044) 571,604,112
Other Assets & Liabilities, Net - 0.7% 3,878,089
Net Assets - 100% $ 575,482,201
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 542,063,198 $ – $ 542,063,198
Common Stocks – 29,540,914 – 29,540,914
Total
$ – $ 571,604,112 $ – $ 571,604,112
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) On March 1, 2024, Vistra Corp. (“Vistra”) completed its acquisition of Energy Harbor Corp (“ENGH”).  ENGH has been merged into a newly formed subsidiary of Vistra, Vistra Vision.  In connection with the transaction, holders of ENGH common stock received a combination of cash
and membership interests in Vistra Vision.   These Vistra Vision interests were issued in a private transaction and may have reduced secondary market liquidity.
(e) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
WI/DD When-issued or delayed delivery security.

Nuveen Wisconsin Municipal Bond Fund
Portfolio of Investments February 29, 2024
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 109.1%
X 73,871,245
MUNICIPAL BONDS - 97.8%   X 73,871,245
Consumer Discretionary - 0.3%
$ 250 International Falls, Minnesota, Solid Waste Disposal Revenue Bonds, Boise
Cascade Corporation Project, Refunding Series 1999, 6.850%, 12/01/29,
(AMT)
4/24 at 100.00 $ 250,527
Total Consumer Discretionary 250,527
Education and Civic Organizations - 6.0%
1,300 Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A, 4.000%, 6/15/28, 144A
6/26 at 100.00 1,279,855
500 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Hmong American Peace Academy, Series 2020, 4.000%, 3/15/40
3/30 at 100.00 471,179
500 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Lawrence University, Series 2020, 4.000%, 2/01/45
2/30 at 100.00 453,983
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Milwaukee School of Engineering, Series 2021B:
500 2.125%, 4/01/39 - AGM Insured 4/31 at 100.00 373,669
500 2.125%, 4/01/40 - AGM Insured 4/31 at 100.00 365,186
415 2.250%, 4/01/41 - AGM Insured 4/31 at 100.00 304,649
500 2.250%, 4/01/42 - AGM Insured 4/31 at 100.00 363,310
1,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Milwaukee Science Education Consortium, Inc., Academy of Science
Series 2023A, 5.000%, 3/15/53
3/33 at 100.00 947,969
Total Education and Civic Organizations 4,559,800
Health Care - 19.9%
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental
Control Facilities Financing Authority, Hospital Revenue Bonds, (Hospital
Auxilio Mutuo Obligated Group Project, Refunding Series 2021:
155 5.000%, 7/01/29 No Opt. Call 165,378
190 5.000%, 7/01/31 No Opt. Call 206,985
3,765 Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit
Health System, Inc., Series 2020, 4.000%, 7/01/36
7/29 at 100.00 3,757,281
8,565 (c) Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic Health System, Inc., Series 2017C, 5.000%, 2/15/47, (UB)
2/27 at 100.00 8,507,044
1,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Aspirus, Inc. Obligated Group, Series 2015A, 5.000%, 8/15/34
2/25 at 100.00 1,017,567
1,250 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Bellin Memorial Hospital, Inc., Series 2019A, 4.000%, 12/01/44
12/29 at 100.00 1,218,355
175 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2020A, 4.000%, 2/15/37
- AGM Insured
2/30 at 100.00 177,025
Total Health Care 15,049,635
Housing/Multifamily - 24.0%
2,000 Hudson Housing Authority, Wisconsin, Multifamily Housing Revenue Bonds,
Cedar Ridge Apartments Project, Series 2013A, 5.125%, 6/01/30
4/24 at 100.00 1,999,310
2,000 Wisconsin Housing and Economic Development Authority Multi Family
Housing Bonds,Western Technical College Student Housing Project, Series
2013B, 4.700%, 4/01/38
4/24 at 100.00 2,001,436
380 Wisconsin Housing and Economic Development Authority, Housing Revenue
Bonds, Series 2006A, 4.550%, 5/01/27, (AMT)
4/24 at 100.00 380,258
Wisconsin Housing and Economic Development Authority, Housing Revenue
Bonds, Series 2017A:
250 4.000%, 11/01/47 11/26 at 100.00 238,452
750 (c) 4.150%, 5/01/55 11/26 at 100.00 700,868
2,000 (c) Wisconsin Housing and Economic Development Authority, Housing Revenue
Bonds, Series 2018A, 4.300%, 11/01/53, (UB)
11/27 at 100.00 1,964,226

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Multifamily (continued)
$ 4,520 Wisconsin Housing and Economic Development Authority, Housing Revenue
Bonds, Series 2019A, 3.375%, 5/01/57
11/28 at 100.00 $ 3,441,091
2,000 Wisconsin Housing and Economic Development Authority, Housing Revenue
Bonds, Series 2022A, 5.150%, 11/01/50
11/31 at 100.00 2,112,233
3,000 Wisconsin Housing and Economic Development Authority, Housing Revenue
Bonds, Series 2023D, 5.000%, 11/01/57
5/32 at 100.00 3,034,895
2,500 Wisconsin Housing and Economic Development Authority, Multifamily
Housing Bonds, Meadow Village Project Series 2020A, 5.000%, 7/01/37,
144A
7/28 at 102.00 2,279,079
Total Housing/Multifamily 18,151,848
Industrials - 0.9%
675 Milwaukee Redevelopment Authority, Wisconsin, HSI Industrial I LLC Project
Revenue Bonds, Series 2008, 5.125%, 6/01/29, (AMT)
4/24 at 100.00 676,197
Total Industrials 676,197
Long-Term Care - 19.0%
500 Winnebago County Housing Authority, Illinois, Revenue Bonds, Lutheran
Homes of Oshkosh, Inc. Project, Refunding Series 2015A, 4.450%, 3/01/30
4/24 at 100.00 433,143
150 Wisconsin Health and Educational Facilities Authority, Revenue Bonds, PHW
Muskego, Inc. Project, Series 2021, 4.000%, 10/01/61
10/28 at 102.00 103,591
2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Clement Manor, Inc., Series 2019, 5.000%, 8/01/49
8/26 at 103.00 1,435,867
2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Dickson Hollow Project. Series 2014, 5.375%, 10/01/44
4/24 at 101.00 1,796,690
500 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, PHM / New Richmond Senior Housing, Inc., Refunding Series 2021,
3.250%, 7/01/37
7/26 at 101.00 365,668
2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, PHW Oconomowoc, Inc. Project, Series 2018, 5.125%, 10/01/48
4/24 at 102.00 1,757,850
1,750 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Rogers Memorial Hospital, Inc., Series 2014B, 5.000%, 7/01/44
7/24 at 100.00 1,751,525
2,475 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Rogers Memorial Hospital, Inc., Series 2019A, 5.000%, 7/01/49
7/26 at 100.00 2,522,236
525 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint John's Communities Inc., Refunding Series 2021B, 4.000%,
9/15/45
9/27 at 103.00 424,051
650 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint John's Communities Inc., Refunding Series 2022. Forward
Delivery, 4.000%, 9/15/45
9/27 at 103.00 525,016
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Three Pillars Senior Living Communities, Series 2021A:
1,000 4.000%, 8/15/51 8/31 at 100.00 746,501
1,000 4.000%, 8/15/55 8/31 at 100.00 728,551
2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Woodland Hills Senior Housing Project, Series 2014, 5.000%,
12/01/44
4/24 at 101.00 1,732,292
Total Long-Term Care 14,322,981
Tax Obligation/Limited - 22.6%
6,500 Ashwaubenon Community Development Authority, Wisconsin, Lease
Revenue Bonds, Brown County Expo Center Project, Series 2019, 0.000%,
6/01/49
6/29 at 47.10 2,012,716
Brookfield Community Development and Redevelopment Authority,
Wisconsin, Community Development Revenue Bonds, Series 2015A:
1,000 3.550%, 6/01/34 6/25 at 100.00 1,002,196
530 3.600%, 6/01/35 6/25 at 100.00 531,286
1,000 Kaukauna Redevelopment Authority, Outagamie and Calumet Counties,
Wisconsin, Redevelopment Lease Revenue Bonds, Series 2015, 4.125%,
6/01/40
6/25 at 100.00 1,001,738

Nuveen Wisconsin Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds,
Public Schools, Series 2016A:
$ 800 5.000%, 11/15/30 11/26 at 100.00 $ 840,470
500 5.000%, 11/15/31 11/26 at 100.00 525,161
550 5.000%, 11/15/32 11/26 at 100.00 577,386
Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds,
Public Schools, Series 2017:
630 5.000%, 11/15/28 11/26 at 100.00 663,711
500 5.000%, 11/15/34 11/26 at 100.00 524,896
1,000 5.000%, 11/15/35 11/26 at 100.00 1,045,037
2,085 Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue
Refunding Bonds, Series 1998A, 5.500%, 12/15/26 - NPFG Insured
No Opt. Call 2,166,092
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2006:
120 5.000%, 10/01/25 - NPFG Insured 4/24 at 100.00 121,260
125 5.000%, 10/01/28 - FGIC Insured 4/24 at 100.00 126,352
Wisconsin Center District, Appropiation Revenue Bonds, Milwaukee Arena
Project, Series 2016:
390 5.000%, 12/15/27 6/26 at 100.00 406,813
1,000 5.000%, 12/15/30 6/26 at 100.00 1,041,537
500 5.000%, 12/15/31 6/26 at 100.00 520,656
Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding Junior
Series 1999:
675 5.250%, 12/15/27 No Opt. Call 713,267
Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding Senior
Series 2003A:
2,035 0.000%, 12/15/28 - AGM Insured No Opt. Call 1,734,178
1,945 0.000%, 12/15/31 No Opt. Call 1,484,317
Total Tax Obligation/Limited 17,039,069
U.S. Guaranteed - 1.6% (d)
Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding Junior
Series 1999:
190 5.250%, 12/15/27, (ETM) No Opt. Call 198,876
1,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Fort Healthcare, Series 2014, 5.000%, 5/01/29, (Pre-refunded 5/01/24)
5/24 at 100.00 1,002,524
10 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Monroe Clinic Inc., Refunding Series 2016, 5.000%, 2/15/30, (Pre-
refunded 8/15/25)
8/25 at 100.00 10,204
Total U.S. Guaranteed 1,211,604
Utilities - 3.5%
185 Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
National Series 2007VV, 5.250%, 7/01/31 - AGM Insured
No Opt. Call 185,320
575 Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series
2005SS, 5.000%, 7/01/30 - AGM Insured
4/24 at 100.00 574,712
305 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007UU,
5.000%, 7/01/24 - AGM Insured
4/24 at 100.00 305,029
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007VV:
130 5.250%, 7/01/26 - NPFG Insured No Opt. Call 129,027
250 5.250%, 7/01/35 - NPFG Insured No Opt. Call 247,564
1,200 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Refunding Series 2007A, 5.000%, 7/01/25
4/24 at 100.00 1,167,932
Total Utilities 2,609,584
Total Municipal Bonds
(cost $79,573,820) 73,871,245

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (a) Value
X 8,504,532
COMMON STOCKS - 11.3%   X 8,504,532
Utilities - 11.3%
100,944 (e),(f) Energy Harbor Corp $ 8,504,532
Total Utilities 8,504,532
Total Common Stocks
(cost $2,869,331) 8,504,532
Total Long-Term Investments
(cost $82,443,151) 82,375,777
Floating Rate Obligations - (10.6)%   (8,020,000)
Other Assets & Liabilities, Net - 1.5% 1,133,246
Net Assets - 100% $ 75,489,023
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 73,871,245 $ – $ 73,871,245
Common Stocks – 8,504,532 – 8,504,532
Total
$ – $ 82,375,777 $ – $ 82,375,777
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) On March 1, 2024, Vistra Corp. (“Vistra”) completed its acquisition of Energy Harbor Corp (“ENGH”).  ENGH has been merged into a newly formed subsidiary of Vistra, Vistra Vision.  In connection with the transaction, holders of ENGH common stock received a combination of cash
and membership interests in Vistra Vision.   These Vistra Vision interests were issued in a private transaction and may have reduced secondary market liquidity.
(f) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.